T. ROWE PRICE Spectrum Conservative Allocation Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  3.3%
522 Funding
Series 2019-5A, Class BR2, CLO, FRN
3M TSFR + 1.50%, 5.253%, 4/15/35 (1) 250,000 250
720 East IV
Series 2024-1A, Class A1R, CLO, FRN
3M TSFR + 1.26%, 4.932%, 7/15/39 (1) 730,000 730
ACHM Trust
Series 2026-HE1, Class A, VR
5.82%, 8/25/56 (1) 465,374 464
Affirm Asset Securitization Trust
Series 2026-X1, Class B
4.59%, 4/15/31 (1) 100,000 100
Affirm Master Trust
Series 2025-1A, Class A
4.99%, 2/15/33 (1) 285,000 286
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 210,000 209
Affirm Master Trust
Series 2026-2A, Class A
4.67%, 4/16/35 (1) 275,000 273
Affirm Master Trust
Series 2026-3A, Class A
4.78%, 8/15/34 (1) 345,000 344
Affirm Master Trust
Series 2026-3A, Class B
5.03%, 8/15/34 (1) 100,000 100
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.923%, 4/15/39 (1) 785,000 786
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 10/20/34 (1) 250,000 250
Ally Bank
Series 2026-A, Class A2
4.582%, 3/15/34 (1) 283,312 282
Ally Bank
Series 2026-A, Class B
4.709%, 3/15/34 (1) 214,630 214
Ally Bank
Series 2026-B, Class A2
4.834%, 6/15/34 (1) 250,000 250
Ally Bank
Series 2026-B, Class B
4.981%, 6/15/34 (1) 250,000 250

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ally Bank
Series 2026-B, Class C
5.078%, 6/15/34 (1) 250,000 250
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 372,440 371
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 249,275 248
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 461,495 459
AmeriCredit Automobile Receivables Trust
Series 2023-2, Class B
5.84%, 7/18/29  75,000 75
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 208,671 210
Amur Equipment Finance Receivables XVI
Series 2026-1A, Class A2
4.73%, 11/21/33 (1) 285,000 285
Amur Equipment Finance Receivables XVI
Series 2026-1A, Class B
5.06%, 11/21/33 (1) 100,000 99
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.959%, 1/20/39 (1) 595,000 596
Anchorage Capital
Series 2026-22A, Class BR4, CLO, FRN
3M TSFR + 1.55%, 5.279%, 1/20/39 (1) 250,000 250
Angel Oak Mortgage Trust
Series 2026-HB1, Class A1, FRN
SOFR30A + 1.40%, 5.043%, 5/25/56 (1) 705,000 706
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 215,000 216
Arbys Funding
Series 2026-1A, Class A2
6.369%, 10/30/56 (1) 710,000 707
Auxilior Term Funding
Series 2026-1A, Class A2
4.64%, 2/15/29 (1) 100,000 100
Auxilior Term Funding
Series 2026-1A, Class A3
4.99%, 8/15/36 (1) 115,000 115

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Auxilior Term Funding
Series 2026-1A, Class B
5.34%, 8/15/36 (1) 100,000 100
Avant Credit Card Master Trust
Series 2026-1A, Class A
5.54%, 3/15/32 (1) 100,000 100
Avant Credit Card Master Trust
Series 2026-1A, Class B
5.84%, 3/15/32 (1) 100,000 100
Avis Budget Rental Car Funding AESOP
Series 2022-1A, Class A
3.83%, 8/21/28 (1) 125,000 124
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 100,000 98
Avis Budget Rental Car Funding AESOP
Series 2026-1A, Class B
4.57%, 8/20/30 (1) 100,000 98
Barings
Series 2023-4A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.899%, 1/20/39 (1) 705,471 705
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.743%, 12/26/31 (1) 60,253 60
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.143%, 12/26/31 (1) 57,936 58
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.943%, 7/27/48 (1) 655,915 656
Benefit Street Partners XXXIV
Series 2024-34A, Class BR, CLO, FRN
3M TSFR + 1.52%, 5.276%, 7/25/39 (1) 1,125,000 1,125
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3
4.04%, 12/17/29  100,000 100
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class A3
4.27%, 1/15/30  95,000 95
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class D
5.19%, 2/17/32  225,000 223
Bridgecrest Lending Auto Securitization Trust
Series 2026-3, Class A3
4.64%, 4/15/30  105,000 105

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carlyle U.S.
Series 2024-3A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.217%, 7/25/38 (1) 250,000 250
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  65,000 65
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  370,000 372
CarMax Select Receivables Trust
Series 2026-B, Class A2
4.35%, 4/16/29  145,000 145
CarMax Select Receivables Trust
Series 2026-B, Class A3
4.64%, 12/16/30  145,000 145
CarMax Select Receivables Trust
Series 2026-B, Class B
4.88%, 10/15/32  45,000 45
CarMax Select Receivables Trust
Series 2026-B, Class C
5.19%, 10/15/32  100,000 100
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 136,864 137
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 690,000 697
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  315,000 317
Carvana Auto Receivables Trust
Series 2025-P3, Class A3
4.04%, 11/11/30  300,000 298
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  70,000 69
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  775,000 762
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  55,000 54
Carvana Auto Receivables Trust
Series 2026-P2, Class B
5.19%, 8/10/32  85,000 85

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  355,000 358
Carvana Auto Receivables Trust
Series 2026-P3, Class B
5.23%, 10/11/32  140,000 140
Carvana Auto Receivables Trust
Series 2026-P3, Class C
5.70%, 2/10/33  205,000 204
CCG Receivables Trust
Series 2026-1, Class A2
4.45%, 1/17/34 (1) 460,000 459
Cedar Funding IX
Series 2018-9A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 7/20/37 (1) 505,000 505
Cedar Funding XV
Series 2022-15A, Class AR, CLO, FRN
3M TSFR + 1.28%, 5.009%, 1/20/39 (1) 435,000 435
Cerberus Loan Funding XLIV
Series 2023-5A, Class A1R, CLO, FRN
3M TSFR + 1.52%, 5.273%, 1/15/36 (1) 1,110,000 1,109
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 209,942 210
Chase Auto Credit Linked Notes
Series 2026-1, Class B
4.938%, 7/25/34 (1) 286,964 287
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.049%, 1/18/38 (1) 425,000 426
CIFC Funding
Series 2019-6A, Class BR2, CLO, FRN
3M TSFR + 1.50%, 5.186%, 7/16/37 (1) 290,000 290
Citigroup Mortgage Loan Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.35%, 4.993%, 10/25/56 (1) 476,761 477
Citigroup Mortgage Loan Trust
Series 2026-HE1, Class M1, FRN
SOFR30A + 1.65%, 5.293%, 10/25/56 (1) 100,000 100
Crossroads Asset Trust
Series 2025-A, Class A2
4.91%, 2/20/32 (1) 185,776 186
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 765,000 735

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Deephaven Residential Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.45%, 5.089%, 9/25/56 (1) 550,000 550
Dell Equipment Finance Trust
Series 2025-2, Class B
4.34%, 3/24/31 (1) 100,000 99
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 20,000 20
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 40,000 40
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  160,000 159
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 121,834 120
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 79,463 81
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 63,890 65
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 255,000 256
Enterprise Fleet Financing
Series 2026-2, Class A3
4.51%, 6/20/30 (1) 215,000 214
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  43,785 44
Exeter Automobile Receivables Trust
Series 2024-5A, Class C
4.64%, 1/15/30  85,000 85
Exeter Automobile Receivables Trust
Series 2025-2A, Class B
4.92%, 9/17/29  675,000 676
Exeter Automobile Receivables Trust
Series 2026-2A, Class A2
4.31%, 11/15/28  148,048 148
Exeter Automobile Receivables Trust
Series 2026-3A, Class B
4.70%, 3/17/31  95,000 95

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Automobile Receivables Trust
Series 2026-3A, Class C
4.92%, 10/15/32  125,000 124
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A3
4.18%, 12/16/30  270,000 269
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A2
4.37%, 10/15/29  110,000 110
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A3
4.67%, 6/16/31  525,000 524
Figre
Series 2026-FL2, Class A1, VR
5.516%, 6/25/56 (1) 293,674 292
FIGRE Trust
Series 2026-HE6, Class A, VR
5.56%, 6/25/56 (1) 929,786 921
FIGRE Trust
Series 2026-HF3, Class A1A, FRN
SOFR30A + 1.40%, 5.043%, 3/25/56 (1) 381,391 382
FIGRE Trust
Series 2026-HF7, Class A, FRN
SOFR30A + 1.30%, 4.943%, 7/25/56 (1) 537,732 537
Flatiron
Series 2019-1AR, Class AR3, CLO, FRN
3M TSFR + 0.90%, 11/16/36 (1)(2) 250,000 250
Ford Credit Auto Owner Trust
Series 2023-2, Class B
5.92%, 2/15/36 (1) 440,000 448
Ford Credit Floorplan Master Owner Trust A
Series 2024-3, Class B
4.50%, 9/15/29 (1) 150,000 150
Ford Credit Floorplan Master Owner Trust A
Series 2026-1, Class B
4.61%, 5/15/31  40,000 40
Ford Credit Floorplan Master Owner Trust A
Series 2026-2, Class B
4.85%, 5/15/33  55,000 54
Fortress Credit Bsl XI
Series 2021-3AR, Class AR, CLO, FRN
3M TSFR + 0.96%, 7/20/34 (1)(2) 735,000 735
Fortress Credit BSL XIV
Series 2021-5A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.284%, 10/23/34 (1) 250,000 250

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fortress Credit BSL XVII
Series 2022-1A, Class A1R, CLO, FRN
3M TSFR + 1.05%, 4.802%, 10/23/34 (1) 1,080,000 1,080
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 5.653%, 1/15/38 (1) 250,000 250
Fortress Credit BSL XXVIII
Series 2026-1A, Class A1, CLO, FRN
3M TSFR + 1.29%, 5.019%, 4/20/39 (1) 250,000 250
GM Financial Automobile Leasing Trust
Series 2026-1, Class B
4.12%, 1/22/30  55,000 54
Goto Foods Funding
Series 2026-1A, Class A2
6.854%, 4/30/56 (1) 765,000 757
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class A2
4.47%, 1/16/29 (1) 145,000 145
GS Mortgage-Backed Securities Trust
Series 2026-AH2, Class A1A, FRN
SOFR30A + 1.40%, 5.043%, 11/25/56 (1) 715,567 716
GS Mortgage-Backed Securities Trust
Series 2026-HE2, Class A1, FRN
SOFR30A + 1.40%, 5.043%, 10/25/66  405,000 405
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 228,000 214
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 303,880 308
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 25,801 26
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 100
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 93,957 95
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 169,336 169
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 242,392 240

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Huntington Bank RVM Credit-Linked Notes
Series 2026-RVM1, Class B1
5.612%, 8/20/48 (1) 250,000 249
Huntington Bank RVM Credit-Linked Notes
Series 2026-RVM1, Class C
5.905%, 8/20/48 (1) 250,000 249
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class B
5.15%, 6/15/29 (1) 100,000 100
Hyundai Auto Receivables Trust
Series 2026-A, Class B
4.10%, 12/15/32  45,000 44
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  80,000 78
Imprint Payments Credit Card Master Trust
Series 2026-A, Class A
5.00%, 7/15/30 (1) 280,000 280
Invesco
Series 2021-1AR, Class A1R, CLO, FRN
3M TSFR + 0.92%, 4/15/34 (1)(2) 1,465,000 1,465
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 4.813%, 10/22/34 (1) 250,000 250
Jack in the Box Funding
Series 2026-1A, Class A2
7.624%, 5/25/56 (1) 712,105 706
JPMorgan Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.25%, 4.889%, 9/20/56 (1) 355,358 356
KKR
Series 17, Class BR2, CLO, FRN
3M TSFR + 1.60%, 5.278%, 7/15/38 (1) 770,000 770
KKR
Series 34A, Class AR, CLO, FRN
3M TSFR + 1.10%, 4.853%, 7/15/34 (1) 320,000 320
M&T Equipment Notes
Series 2024-1A, Class A3
4.76%, 8/18/31 (1) 280,000 281
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 227,924 228
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 53,648 55

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 41,130 42
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 158,377 156
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 450,000 401
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 176,522 173
Navient Refinance Loan Trust
Series 2026-B, Class A
5.07%, 6/15/56 (1) 367,057 366
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.80%, 7/17/36 (1) 395,000 395
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.049%, 1/20/39 (1) 400,000 400
Nissan Auto Lease Trust
Series 2024-B, Class B
5.21%, 12/15/28  100,000 100
Nissan Auto Receivables Owner Trust
Series 2025-A, Class B
4.79%, 10/15/31  140,000 140
NMEF Funding
Series 2025-B, Class A2
4.64%, 1/18/33 (1) 168,521 169
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 100,000 99
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 100,000 98
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.999%, 11/13/31 (1) 57,612 58
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.074%, 11/26/37 (1) 250,000 250
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 5.434%, 11/26/37 (1) 250,000 250

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 70,649 71
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 101
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 29,526 30
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 213,748 212
Octane Recievables Trust
Series 2026-RVM1, Class A
4.92%, 6/20/47 (1) 370,000 370
Octane Recievables Trust
Series 2026-RVM1, Class B
5.18%, 6/20/47 (1) 100,000 100
OneMain Financial Issuance Trust
Series 2026-2A, Class A
4.98%, 1/14/38 (1) 965,000 963
OneMain Financial Issuance Trust
Series 2026-2A, Class B
5.27%, 1/14/38 (1) 100,000 100
RAD
Series 2023-21A, Class A1R, CLO, FRN
3M TSFR + 1.07%, 4.88%, 1/25/37 (1) 490,000 490
Regatta X Funding
Series 2017-3A, Class BR2, CLO, FRN
3M TSFR + 1.60%, 5.406%, 7/17/37 (1) 450,000 450
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4.943%, 4/15/39 (1) 345,000 345
Robinhood Credit Card Trust
Series 2026-1A, Class A
4.80%, 7/21/31 (1) 180,000 179
Robinhood Credit Card Trust
Series 2026-1A, Class B
4.99%, 7/21/31 (1) 100,000 100
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.863%, 8/20/32 (1) 158,912 159
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 4.859%, 7/20/34 (1) 660,000 660

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RR 28
Series 2024-28RA, Class AAR2, CLO, FRN
3M TSFR + 1.24%, 4.993%, 3/30/38 (1) 595,000 596
RR 47
Series 2026-47A, Class A2R, CLO, FRN
3M TSFR + 1.55%, 5.261%, 10/15/41 (1) 305,000 305
RR 7
Series 2019-7A, Class A2R2, CLO, FRN
3M TSFR + 1.58%, 5.358%, 10/15/39 (1) 275,000 275
SAIF Securitization Trust
Series 2026-CES1, Class A1A, STEP
5.399%, 2/25/56 (1) 251,552 249
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 77,945 78
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.911%, 1/18/33 (1) 177,503 178
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 229,874 230
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class B
4.806%, 7/17/34 (1) 250,000 249
Santander Drive Auto Receivables Trust
Series 2023-6, Class B
5.98%, 4/16/29  241,598 243
Santander Drive Auto Receivables Trust
Series 2024-5, Class C
4.78%, 1/15/31  675,000 675
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  50,951 51
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  625,000 626
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  335,000 333
Santander Drive Auto Receivables Trust
Series 2026-1, Class B
4.07%, 4/15/32  250,000 247
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 300,000 301

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sculptor XXVII
Series 27A, Class BRR, CLO, FRN
3M TSFR + 1.50%, 5.229%, 4/20/37 (1) 250,000 251
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 483,082 488
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 990,000 976
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 101,872 102
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 501,504 472
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 60,000 61
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 162,505 163
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 65,000 66
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class A4
4.07%, 1/20/32 (1) 165,000 161
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class B
4.27%, 6/21/32 (1) 145,000 141
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class A3
4.54%, 1/20/32 (1) 450,000 448
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class A4
4.69%, 5/20/33 (1) 105,000 105
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class C
4.99%, 7/20/34 (1) 75,000 74
Signal Peak
Series 2016-3A, Class A1R4, CLO, FRN
3M TSFR + 1.30%, 5.052%, 4/23/39 (1) 645,000 646
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 64,765 62

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SMB Private Education Loan Trust
Series 2026-A, Class A1A
4.68%, 12/15/53 (1) 666,325 648
Sound Point  XXXI
Series 2021-3A, Class AR, CLO, FRN
3M TSFR + 1.07%, 4.88%, 10/25/34 (1) 900,000 900
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 1/20/32 (1) 250,000 250
Squarepoint U.S.
Series 2026-1A, Class A1, CLO, FRN
3M TSFR + 1.35%, 10/15/39 (1)(2) 735,000 735
Stellantis Financial Floorplan Master Auto Owner Trust
Series 2026-1A, Class A
4.77%, 8/20/31 (1) 445,000 444
Stellantis Financial Floorplan Master Auto Owner Trust
Series 2026-1A, Class B
4.89%, 8/20/31 (1) 100,000 100
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 110,000 110
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 19,000 19
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 200,000 198
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A3
4.35%, 11/20/29 (1) 60,000 60
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A4
4.41%, 4/22/30 (1) 115,000 114
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 60,000 59
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-BA, Class A2A
4.39%, 3/20/29 (1) 620,000 619
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.859%, 1/20/37 (1) 310,000 310
Symphony XXXI
Series 2022-31A, Class AR, CLO, FRN
3M TSFR + 1.17%, 4.903%, 1/22/38 (1) 250,000 250

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.233%, 1/22/38 (1) 375,000 375
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 154,100 153
Trinitas X
Series 2019-10A, Class AR2, CLO, FRN
3M TSFR + 1.14%, 4.893%, 1/15/35 (1) 975,000 975
Trinitas XVI
Series 2021-16AR, Class A1R2, CLO, FRN
3M TSFR + 0.94%, 7/20/34 (1)(2) 1,100,000 1,100
Trinitas XXIX
Series 2024-29A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.324%, 10/23/39 (1) 250,000 250
Truist Bank Auto Credit-Linked Notes
Series 2026-1, Class B
5.067%, 6/26/34 (1) 741,827 739
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 19,119 19
Vista Point Securitization Trust
Series 2026-CES2, Class A1, STEP
5.418%, 5/25/56 (1) 998,132 994
Volkswagen Credit Auto Master Trust
Series 2026-1A, Class A
4.71%, 5/20/31 (1) 520,000 520
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.899%, 4/20/38 (1) 197,116 197
Wheels Fleet Lease Funding
Series 2026-1A, Class A3
4.39%, 4/18/39 (1) 905,000 896
Wheels Fleet Lease Funding 1
Series 2024-3A, Class A1
4.80%, 9/19/39 (1) 354,677 356
Wise
Series 2026-1A, Class B1, CLO, FRN
3M TSFR + 1.60%, 5.375%, 7/20/39 (1) 250,000 250
Yamaha Motor Master Trust II
Series 2026-A, Class A1
4.43%, 4/15/31 (1) 345,000 342
Total Asset-Backed Securities (Cost $69,122) 68,923

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BOND FUNDS  27.4%
T. Rowe Price Dynamic Global Bond Fund - I Class, 4.59% (3)
(4) 14,232,975 107,601
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.92% (3)(4) 12,368,589 120,841
T. Rowe Price Inflation Protected Bond Fund - I Class,
(2.31)% (3)(4) 2,086,381 21,344
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.51% (3)(4) 4,055,411 37,594
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.31% (3)(4) 12,717,213 99,449
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.37% (3)(4) 17,548,939 147,938
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, (2.32)% (3)(4) 2,258,677 10,638
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
5.20% (3)(4) 3,235,943 22,004
Total Bond Funds (Cost $585,473) 567,409
COMMON STOCKS  34.4%
COMMUNICATION SERVICES  2.7%
Diversified Telecommunication Services  0.2%
Anterix (5) 7,833 712
BT Group (GBP)  417,073 1,154
KT (KRW)  15,034 589
Space Exploration Technologies (5) 4,219 606
Telstra Group (AUD)  169,526 567
Uniti Group (5) 21,188 210
3,838
Entertainment  0.5%
Atlanta Braves Holdings, Class C (5) 4,260 211
Liberty Live Holdings, Class C (5) 17,579 1,820
Madison Square Garden Sports (5) 1,258 484
Netflix (5) 66,742 5,409
Nintendo (JPY)  16,100 908
Sphere Entertainment (5)(6) 596 81
Walt Disney  18,483 1,988
10,901
Interactive Media & Services  1.7%
Alphabet, Class A  28,743 9,754
Alphabet, Class C  55,684 18,677

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Meta Platforms, Class A  10,878 6,226
Reddit, Class A (5) 41 6
Tencent Holdings (HKD)  7,500 431
35,094
Media  0.0%
EchoStar, Class A (5)(6) 329 28
28
Wireless Telecommunication Services  0.3%
KDDI (JPY)  66,700 1,232
SoftBank Group (JPY)  34,100 1,098
T-Mobile U.S.  18,869 3,405
5,735
Total Communication Services 55,596
CONSUMER DISCRETIONARY  3.3%
Automobile Components  0.0%
Autoliv, SDR (SEK) (6) 5,120 624
624
Automobiles  0.3%
Suzuki Motor (JPY) (6) 65,500 907
Tesla (5) 10,766 3,961
Toyota Motor (JPY)  88,200 1,732
6,600
Broadline Retail  1.3%
Alibaba Group Holding (HKD)  22,536 322
Amazon.com (5) 88,137 22,896
Next (GBP)  3,664 766
Ollie's Bargain Outlet Holdings (5) 3,398 256
Savers Value Village (5) 19,857 205
Sea, ADR (5) 12,980 1,473
25,918
Diversified Consumer Services  0.0%
Carriage Services  2,933 99
Service Corp. International  2,694 220
319
Hotels, Restaurants & Leisure  0.6%
Airbnb, Class A (5) 5,878 1,077
Booking Holdings  25,027 4,983
Cava Group (5) 3,614 237
Compass Group  45,754 1,392
DoorDash, Class A (5) 3,305 766

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dutch Bros, Class A (5) 4,602 225
Food & Life (JPY)  9,200 338
Life Time Group Holdings (5) 5,873 247
McDonald's  9,222 2,430
Planet Fitness, Class A (5) 12,357 638
Yum! Brands  6,600 1,012
13,345
Household Durables  0.2%
Installed Building Products  932 226
Panasonic Holdings (JPY)  33,400 931
PulteGroup  5,374 679
Sony Group (JPY)  88,600 2,190
4,026
Leisure Products  0.0%
Acushnet Holdings  604 52
52
Specialty Retail  0.8%
AutoZone (5) 701 2,097
Boot Barn Holdings (5) 665 100
Burlington Stores (5) 589 153
Carvana (5) 85,740 6,298
Floor & Decor Holdings, Class A (5)(6) 118 6
Home Depot  9,891 3,242
Lowe's  2,300 471
O'Reilly Automotive (5) 8,824 784
Ross Stores  4,160 951
TJX  12,142 1,626
Tractor Supply  13,100 457
Ulta Beauty (5) 2,057 1,105
Urban Outfitters (5) 1,285 104
17,394
Textiles, Apparel & Luxury Goods  0.1%
Asics (JPY)  42,600 1,195
Birkenstock Holding (5) 4,526 158
Kering (EUR)  2,179 642
Kontoor Brands  2,545 192
Moncler (EUR)  11,100 606
2,793
Total Consumer Discretionary 71,071

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  1.3%
Beverages  0.1%
Coca-Cola  23,600 2,093
Diageo (GBP)  39,673 912
3,005
Consumer Staples Distribution & Retail  0.1%
BJ's Wholesale Club Holdings (5) 1,502 136
Coles Group (AUD)  31,225 537
Grocery Outlet Holding (5) 36,494 436
PriceSmart  575 98
Tsuruha Holdings (JPY) (6) 32,100 464
U.S. Foods Holding (5) 9,185 963
2,634
Food Products  0.3%
Ajinomoto (JPY)  20,300 683
Cal-Maine Foods  947 75
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $73 (5)(7)(8) 3,960 —
Magnum Ice Cream (EUR) (5) 35,113 721
Mama's Creations (5) 1,999 32
Mondelez International, Class A  56,989 3,537
Nestle (CHF)  11,672 1,135
6,183
Household Products  0.3%
Colgate-Palmolive  10,698 961
Procter & Gamble  28,696 4,164
5,125
Personal Care Products  0.3%
L'Oreal (EUR)  2,501 1,113
Unilever (GBP)  53,427 3,440
Unilever, ADR  25,632 1,662
6,215
Tobacco  0.2%
British American Tobacco (GBP)  23,697 1,317
Philip Morris International  16,997 3,183
4,500
Total Consumer Staples 27,662
ENERGY  1.7%
Energy Equipment & Services  0.4%
Kodiak Gas Services  2,166 127

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Liberty Energy  3,508 69
National Energy Services Reunited (5) 7,900 277
Noble (6) 9,771 448
NOV  16,874 359
SLB  64,173 3,857
TechnipFMC  32,153 2,513
WaterBridge Infrastructure, Class A (6) 18,106 576
Weatherford International  2,561 251
8,477
Oil, Gas & Consumable Fuels  1.3%
Aker BP (NOK)  18,891 725
California Resources  2,841 151
Canadian Natural Resources (CAD)  22,775 1,142
Canadian Natural Resources  20,280 1,015
Cenovus Energy (CAD)  7,887 253
Cenovus Energy  29,400 945
Chevron  12,007 2,475
ConocoPhillips  33,133 4,390
EQT  20,963 1,136
Equinor (NOK)  29,492 1,265
ExxonMobil Holdings  12,499 2,012
Golar LNG  16,766 863
Gulfport Energy (5) 868 156
Magnolia Oil & Gas, Class A  14,031 377
PrairieSky Royalty (CAD) (6) 28,173 745
Range Resources  47,080 1,945
Shell, ADR  31,603 2,890
Strathcona Resources (CAD)  8,124 251
TotalEnergies (EUR)  31,807 2,803
Valero Energy  250 90
Viper Energy, Class A  5,741 257
WhiteHawk Minerals  4,576 125
26,011
Total Energy 34,488
FINANCIALS  5.6%
Banks  2.4%
ABN AMRO Bank, CVA (EUR)  18,424 893
ANZ Group Holdings (AUD)  62,039 1,651
Atlantic Union Bankshares  8,597 347
Banc of California  26,785 499
Banco Bilbao Vizcaya Argentaria (EUR)  74,682 2,161
Banco Santander (EUR)  165,895 2,428

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bank of America  69,762 4,321
Barclays (GBP)  232,623 1,543
BAWAG Group (EUR)  3,644 760
Byline Bancorp  1,969 75
Citigroup  4,107 540
Columbia Banking System  16,297 483
Columbia Financial  9,584 111
CRB Group, Acquisition Date: 1/28/22 - 1/15/26, Cost $198 (5)
(7)(8) 1,931 180
CRB Group, Warrants, 1/8/27, Acquisition Date: 1/16/26,
Cost $— (5)(7)(8) 356 —
DBS Group Holdings (SGD)  29,863 1,816
Dime Commercial Bancshares  7,720 312
DNB Bank (NOK)  38,185 1,300
Eastern Bankshares  17,340 381
Equity Bancshares, Class A  5,161 255
Erste Group Bank (EUR)  3,968 558
FB Financial  4,817 274
Fifth Third Bancorp  30,470 1,638
Five Star Bancorp  7,333 336
Flagstar Bank  23,157 308
Huntington Bancshares  53,300 889
ING Groep (EUR)  31,452 1,113
JPMorgan Chase  25,166 8,960
Kearny Financial  10,190 101
Live Oak Bancshares  7,529 297
Lloyds Banking Group (GBP)  766,434 1,130
Mitsubishi UFJ Financial Group (JPY)  116,400 2,654
National Bank of Canada (CAD)  3,422 525
OceanFirst Financial  8,840 166
Pinnacle Financial Partners  3,276 327
Resona Holdings (JPY)  67,500 1,058
Seacoast Banking  5,093 173
ServisFirst Bancshares  5,220 225
Societe Generale (EUR)  17,720 1,493
SOUTHSTATE BANK  4,904 514
Standard Chartered (GBP)  60,324 1,752
Sumitomo Mitsui Trust Group (JPY)  133,112 1,474
Texas Capital Bancshares  4,659 453
U.S. Bancorp  20,554 1,266
UniCredit (EUR)  19,171 1,871
USCB Financial Holdings  5,804 129
49,740

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital Markets  1.1%
3i Group (GBP)  28,626 1,083
Blackrock  500 578
Bridgepoint Group (GBP)  137,606 594
Brookfield (CAD)  21,793 898
Cboe Global Markets  476 143
Charles Schwab  36,667 4,027
CME Group  3,282 937
CVC Capital Partners (EUR) (6) 14,950 251
Goldman Sachs Group  2,379 2,441
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $90 (5)(7)(8) 6,420 109
Intercontinental Exchange  16,974 2,728
Japan Exchange Group, ADR  3,905 54
Macquarie Group (AUD)  4,185 750
Marex Group  1,334 97
Miami International Holdings (5) 11,823 507
Moody's  492 248
Morgan Stanley  15,128 3,227
StoneX Group (5) 7,588 520
TMX Group (CAD)  25,374 989
Tradeweb Markets, Class A  8,943 963
UBS Group (CHF)  30,732 1,683
22,827
Consumer Finance  0.2%
American Express  6,043 1,995
Capital One Financial  8,559 1,836
FirstCash Holdings  1,030 221
4,052
Financial Services  0.9%
Apollo Global Management  641 88
Berkshire Hathaway, Class B (5) 9,577 4,827
Federal National Mortgage Assn. (5) 48,311 296
HA Sustainable Infrastructure Capital (6) 6,465 256
Marqeta (5) 17,296 284
Mastercard, Class A  5,978 3,523
ORIX (JPY)  17,900 696
Paymentus Holdings (5) 1,251 44
PennyMac Financial Services (6) 6,566 480
Rocket, Class A (5) 15,156 203
Visa, Class A  22,210 8,426
19,123

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance  1.0%
Admiral Group (GBP)  18,969 1,029
AIA Group (HKD)  134,200 1,297
Allstate  1,438 371
Aon  2,592 833
AXA (EUR)  25,187 1,258
Chubb  11,439 3,873
Definity Financial (CAD)  29,134 1,545
Generali (EUR) (6) 18,038 933
Hagerty, Class A (5) 10,317 137
Hannover Rueck (EUR)  682 204
Kinsale Capital Group  655 245
Mandatum (EUR)  63,597 468
Marsh & McLennan  9,528 1,808
MetLife  8,922 849
Neptune Insurance Holdings, Class A (5) 15,649 521
Palomar Holdings  1,172 155
Progressive  6,927 1,511
Root, Class A (5) 2,099 117
Sampo, Class A (EUR)  108,056 1,218
Skyward Specialty Insurance Group (5) 2,737 157
Suncorp Group (AUD)  56,544 763
Tokio Marine Holdings (JPY)  26,000 1,249
Travelers  158 58
White Mountains Insurance Group  53 111
20,710
Total Financials 116,452
HEALTH CARE  4.0%
Biotechnology  1.0%
4D Molecular Therapeutics (5) 7,042 99
AbbVie  9,117 2,338
Aktis Oncology (5)(6) 9,216 239
Amgen  3,940 1,694
Argenx, ADR (5) 1,111 1,146
Bicara Therapeutics (5) 12,591 291
Cabaletta Bio (5) 11,160 35
Celcuity (5)(6) 712 63
CG oncology (5) 2,440 183
Cogent Biosciences (5) 3,553 124
Cytokinetics (5) 5,895 418
Damora Therapeutics (5)(6) 1,162 33
Denali Therapeutics (5) 17,635 419

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dianthus Therapeutics (5) 9,505 1,004
Dyne Therapeutics (5) 57,876 1,472
Erasca (5) 12,188 218
Freenome (5) 8,449 125
Gilead Sciences  32,548 4,763
Immatics (5) 46,224 441
Immunome (5) 56,892 1,559
Immunovant (5) 5,237 214
Kodiak Sciences (5) 5,964 223
Kymera Therapeutics (5) 6,056 720
Neurogene (5)(6) 2,038 74
Oruka Therapeutics (5) 2,199 204
Prime Medicine (5)(6) 10,723 38
Regeneron Pharmaceuticals  1,586 1,267
Relay Therapeutics (5) 11,779 217
Shattuck Labs (5)(6) 24,309 170
Spyre Therapeutics (5) 1,606 143
Stoke Therapeutics (5) 3,339 104
Travere Therapeutics (5) 1,888 125
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
11/7/25, Cost $— (5)(7)(8) 1,057 10
Twist Bioscience (5) 2,022 281
Vaxcyte (5) 2,747 167
20,621
Health Care Equipment & Supplies  0.4%
Abbott Laboratories  25,532 2,818
Axogen (5) 1,117 57
EssilorLuxottica (EUR)  3,162 587
Haemonetics (5) 1,018 105
Hoya (JPY)  4,300 658
Intuitive Surgical (5) 3,951 1,489
iRadimed  556 48
Koninklijke Philips (EUR)  35,639 949
Medline, Class A (5) 4,853 170
Neogen (5) 14,633 169
Procept Biorobotics (5)(6) 10,277 218
Siemens Healthineers (EUR)  8,862 401
STERIS  4,564 1,062
Stryker  1,083 350
9,081
Health Care Providers & Services  0.9%
Alignment Healthcare (5) 21,304 285
Billiontoone (5) 2,416 219

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BrightSpring Health Services (5) 14,633 855
Brookdale Senior Living (5) 5,367 63
Cencora  8,934 2,891
CVS Health  15,894 1,493
Encompass Health  8,232 990
Guardian Pharmacy Services, Class A (5) 2,606 97
LifeStance Health Group (5) 17,900 221
Oscar Health, Class A (5) 23,080 691
Quest Diagnostics  8,461 2,033
Tenet Healthcare (5) 7,582 2,016
UnitedHealth Group  15,965 6,217
18,071
Health Care Technology  0.1%
Veeva Systems, Class A (5) 5,377 1,536
1,536
Life Sciences Tools & Services  0.3%
Adaptive Biotechnologies (5) 9,176 229
Alamar Biosciences, Lockup Shares, Acquisition Date: 1/8/26,
Cost $68 (5)(8) 4,740 145
BioLife Solutions (5) 9,316 345
Danaher  3,833 819
Mettler-Toledo International (5) 188 264
Repligen (5) 3,769 682
Revvity  16,349 2,104
Sotera Health (5) 24,334 460
Thermo Fisher Scientific  1,610 993
6,041
Pharmaceuticals  1.3%
Amylyx Pharmaceuticals (5) 1,922 65
AstraZeneca  24,837 4,027
Avalyn Pharma (5)(6) 3,384 118
Bristol-Myers Squibb  16,897 1,129
Chugai Pharmaceutical (JPY)  24,300 1,052
Elanco Animal Health (5) 15,146 362
Eli Lilly  4,663 5,394
Galderma Group (CHF)  2,283 473
Johnson & Johnson  14,550 3,868
Kardigan (5) 5,777 116
Kardigan, Series B, Acquisition Date: 9/4/25, Cost $61 (5)(8) 4,582 92
Maze Therapeutics (5) 2,172 58
Merck  6,000 887
Novartis (CHF)  10,950 1,666

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Novo Nordisk, Class B (DKK)  31,227 1,414
Roche Holding (CHF)  4,245 1,851
Royalty Pharma, Class A  17,479 1,073
Sanofi (EUR)  10,734 954
Takeda Pharmaceutical (JPY)  32,000 1,157
UCB (EUR)  3,312 829
26,585
Total Health Care 81,935
INDUSTRIALS & BUSINESS SERVICES  4.0%
Aerospace & Defense  0.7%
Airbus (EUR)  9,784 2,233
Beta Technologies, Class A (5) 8,527 171
General Electric  9,113 3,059
Hanwha Aerospace (KRW)  615 494
HEICO  1,300 430
Howmet Aerospace  400 98
Karman Holdings (5)(6) 3,757 156
Kratos Defense & Security Solutions (5) 85 4
Loar Holdings (5)(6) 13,420 942
Mercury Systems (5) 3,442 301
Northrop Grumman  1,252 676
Rheinmetall (EUR)  547 704
Rolls-Royce Holdings (GBP)  97,172 1,975
Safran (EUR)  3,714 1,452
TransDigm Group  321 376
VSE  4,635 967
14,038
Air Freight & Logistics  0.0%
Hub Group  1,301 52
52
Building Products  0.1%
AZZ  2,331 320
CSW Industrials  374 115
Griffon  1,385 135
Kingspan Group (EUR)  5,564 662
Louisiana-Pacific  3,090 218
1,450
Commercial Services & Supplies  0.2%
Brink's (6) 903 98
Casella Waste Systems, Class A (5)(6) 3,985 368
Cintas  1,920 388

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Clean Harbors (5) 774 244
Element Fleet Management (CAD)  47,150 896
Republic Services  12,649 2,794
4,788
Construction & Engineering  0.1%
API Group (5) 5,274 207
MYR Group (5) 343 100
Shimizu (JPY)  35,800 533
Vinci (EUR)  6,559 860
WillScot Holdings  7,318 151
1,851
Electrical Equipment  0.7%
ABB (CHF)  14,354 1,406
AMETEK  9,542 2,244
DPC Holdings (5) 13,097 549
Eaton  3,140 1,262
Emerson Electric  14,112 2,151
FuelCell Energy (5) 1,373 24
Fujikura (JPY)  29,800 1,016
GE Vernova  1,622 1,457
Mitsubishi Electric (JPY)  32,800 1,136
Prysmian (EUR)  10,505 1,468
Siemens Energy (EUR)  8,385 1,381
Vicor (5) 1,193 224
14,318
Ground Transportation  0.2%
CSX  60,164 3,039
Norfolk Southern  1,929 661
Old Dominion Freight Line  6,025 1,205
Saia (5) 277 98
5,003
Industrial Conglomerates  0.3%
Hitachi (JPY)  56,900 1,932
Siemens (EUR)  11,466 3,801
5,733
Machinery  1.2%
Alliance Laundry Holdings (5)(6) 5,266 121
Atmus Filtration Technologies  7,278 344
Caterpillar  1,386 1,105
CECO Environmental (5) 4,122 294
Deere  8,169 5,350

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Enpro  972 288
Esab  3,918 295
ESCO Technologies  2,482 678
Federal Signal  1,285 150
Flowserve  113 9
Graco  95 7
Graham (5) 2,627 229
Ingersoll Rand  36,531 2,815
JBT Marel  3,162 370
Kadant  227 68
KION Group (EUR)  10,832 555
Komatsu (JPY)  16,600 768
Kubota (JPY)  13,200 241
Otis Worldwide  12,700 903
Parker-Hannifin  2,971 2,910
RBC Bearings (5) 344 170
Sandvik (SEK)  37,546 1,504
Spirax Group (GBP)  2,432 231
SPX Technologies (5) 994 196
Standex International  266 77
Techtronic Industries (HKD)  57,000 980
Westinghouse Air Brake Technologies  14,361 4,106
24,764
Passenger Airlines  0.1%
Ryanair Holdings, ADR  17,566 973
973
Professional Services  0.2%
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (5)(7)(8) 4,755 39
Equifax  4,832 914
Recruit Holdings (JPY)  26,400 2,990
UL Solutions, Class A  4,672 348
4,291
Trading Companies & Distributors  0.2%
AerCap Holdings  5,045 736
Bunzl (GBP)  20,077 756
Diploma (GBP)  71 7
DXP Enterprises (5) 276 52
Finning International (CAD) (6) 3,329 218
QXO (5)(6) 14,116 188
Russel Metals (CAD)  3,431 183
SiteOne Landscape Supply (5) 2,278 224

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sumitomo (JPY)  190,400 2,125
4,489
Total Industrials & Business Services 81,750
INFORMATION TECHNOLOGY  9.2%
Communications Equipment  0.3%
Ciena (5) 1,646 630
Cisco Systems  38,211 4,222
Extreme Networks (5) 2,717 61
Filtronic (GBP) (5) 32,223 103
Telefonaktiebolaget LM Ericsson, Class B (SEK)  66,875 677
Viasat (5) 2,820 190
Viavi Solutions (5) 91 3
Zhongji Innolight (HKD) (5) 2,500 328
6,214
Electronic Equipment, Instruments & Components  0.4%
Amphenol, Class A  12,409 1,968
Bel Fuse, Class B  780 195
Fabrinet (5) 84 35
Halma, ADR (6) 704 69
Itron (5) 2,309 224
Keysight Technologies (5) 10,109 3,262
Mirion Technologies (5) 53,698 809
M-Tron Industries (5) 1,052 80
Murata Manufacturing (JPY)  19,000 844
Novanta (5)(6) 2,154 315
TE Connectivity  3,549 728
Teledyne Technologies (5) 341 209
Unusual Machines (5)(6) 1,413 34
Vishay Precision Group (5) 1,165 72
8,844
IT Services  0.2%
Indra Sistemas (EUR) (6) 13,390 952
International Business Machines  4,729 1,106
Shopify, Class A (5) 9,872 1,455
3,513
Semiconductors & Semiconductor Equipment  4.9%
Advanced Micro Devices (5) 16,100 7,578
Aehr Test Systems (5) 703 56
Analog Devices  7,427 2,690
Applied Materials  5,977 2,740
ASML Holding (EUR)  3,143 5,331

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ASML Holding  1,346 2,283
BE Semiconductor Industries (EUR)  2,478 564
Broadcom  37,665 13,949
Cerebras Systems, Class A (5) 494 91
Enphase Energy (5) 410 15
FormFactor (5) 89 9
Infineon Technologies (EUR)  17,284 1,127
Intel (5) 24,311 2,176
Kioxia Holdings (JPY) (5) 600 185
KLA  4,781 839
Lam Research  15,466 4,663
Lattice Semiconductor (5) 7,378 851
MACOM Technology Solutions Holdings (5) 839 221
Marvell Technology  6,086 1,288
Micron Technology  2,513 2,409
Monolithic Power Systems  915 1,160
Navitas Semiconductor (5)(6) 3,971 46
NVIDIA  182,434 40,278
NXP Semiconductors  3,512 789
Onto Innovation (5) 123 33
QUALCOMM  7,700 1,313
SiTime (5) 398 225
SK hynix, ADR (5)(6) 9,418 1,550
Taiwan Semiconductor Manufacturing (TWD)  39,719 2,985
Taiwan Semiconductor Manufacturing, ADR  3,882 1,612
Texas Instruments  4,950 1,291
Tokyo Electron (JPY)  4,800 1,680
102,027
Software  2.0%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $543 (5)(7)(8) 1,263 869
Appfolio (5)(6) 352 82
Aurora Innovation (5)(6) 69,204 390
BlackBerry (5) 24,063 196
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $283 (5)(7)(8) 166 198
Cipher Digital (5)(6) 7,386 115
Crowdstrike Holdings, Class A (5) 5,472 1,264
Datadog, Class A (5) 1,763 418
Gusto, Acquisition Date: 10/4/21, Cost $90 (5)(7)(8) 3,136 67
Hut 8 (5) 4,234 333
InterDigital  4,739 1,588
Microsoft  50,634 25,686

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
nCino (5) 2,450 55
Oracle  9,190 1,370
Palantir Technologies, Class A (5) 11,197 2,087
Procore Technologies (5) 1,207 76
Riot Platforms (5) 17,703 336
Roper Technologies  1,321 561
Salesforce  13,514 3,480
SAP (EUR)  4,306 948
ServiceNow (5) 8,435 1,248
Synopsys (5) 910 400
41,767
Technology Hardware, Storage & Peripherals  1.4%
Apple  88,900 28,168
Samsung Electronics (KRW)  6,577 1,242
29,410
Total Information Technology 191,775
MATERIALS  1.3%
Chemicals  0.5%
Air Liquide (EUR)  9,010 1,772
CF Industries Holdings  6,876 894
Corteva  12,100 1,024
Element Solutions  6,626 235
Linde  9,077 4,444
Mitsubishi Chemical Group (JPY)  92,000 690
Perimeter Solutions (5) 7,372 225
Solstice Advanced Materials  10,956 695
9,979
Construction Materials  0.2%
Heidelberg Materials (EUR)  4,734 903
Holcim (CHF)  12,373 1,085
Martin Marietta Materials  2,813 1,459
United States Lime & Minerals  1,518 179
3,626
Containers & Packaging  0.2%
Ball  19,294 1,215
International Paper  33,439 1,268
Packaging Corp. of America  9,732 2,277
4,760
Metals & Mining  0.4%
Alamos Gold  8,443 309
Almonty Industries (5) 16,473 293

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Altius Minerals (CAD) (6) 5,188 241
Antofagasta (GBP)  16,082 858
BHP Group (AUD)  18,616 876
BHP Group (GBP) (6) 15,227 721
BHP Group, ADR (6) 8,681 815
Capstone Copper (CAD) (5) 20,098 233
Franco-Nevada  1,000 263
G Mining Ventures (CAD) (5)(6) 1,774 67
Glencore (GBP)  161,051 1,285
Grupo Mexico, Series B (MXN)  47,582 651
IAMGOLD (5) 3,198 65
OR Royalties  26,581 983
Royal Gold  20 5
USA Rare Earth (5)(6) 4,018 72
Warrior Met Coal  2,108 228
7,965
Paper & Forest Products  0.0%
Stora Enso, Class R (EUR)  55,704 654
654
Total Materials 26,984
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Cellares, Series D, Warrants, 7/24/31, Acquisition Date:
7/24/26, Cost $— (5)(7)(8) 2,863 34
Total Miscellaneous 34
REAL ESTATE  0.7%
Health Care Real Estate Investment Trusts  0.2%
CareTrust REIT, REIT  14,929 581
Welltower, REIT  13,163 3,110
3,691
Industrial Real Estate Investment Trusts  0.0%
EastGroup Properties, REIT  1,003 200
Terreno Realty, REIT  3,272 217
417
Real Estate Management & Development  0.1%
Landbridge, Class A (6) 4,456 390
Mitsui Fudosan (JPY)  78,600 744
1,134
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  27,819 1,765

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Essex Property Trust, REIT  2,085 590
Flagship Communities REIT  11,693 258
2,613
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT  22,453 670
Scentre Group (AUD)  357,793 919
1,589
Specialized Real Estate Investment Trusts  0.2%
Blackstone Digital Infrastructure Trust, REIT (5) 10,932 219
CubeSmart, REIT  190 8
Public Storage, REIT  8,773 2,693
VICI Properties, REIT  23,857 612
3,532
Total Real Estate 12,976
UTILITIES  0.6%
Electric Utilities  0.4%
Constellation Energy  6,300 1,731
Enel (EUR)  122,167 1,336
Fortum (EUR)  23,410 563
IDACORP (6) 3,211 437
OGE Energy  6,270 286
Southern  37,770 3,324
7,677
Gas Utilities  0.0%
Chesapeake Utilities  4,693 627
National Fuel Gas  3,015 250
877
Independent Power & Renewable Electricity
Producers  0.0%
Fervo Energy, Class A (5) 6,191 95
Orsted (DKK) (5) 22,795 480
575
Multi-Utilities  0.2%
Ameren  14,327 1,519
Engie (EUR)  44,798 1,279
National Grid (GBP)  84,171 1,328
4,126
Water Utilities  0.0%
California Water Service Group  5,945 297

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Middlesex Water  3,067 178
475
Total Utilities 13,730
Total Miscellaneous Common Stocks  0.0% (9) 109
Total Common Stocks (Cost $387,833) 714,562
CONVERTIBLE PREFERRED STOCKS  0.3%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $85 (5)(7)(8) 14,624 12
Total Consumer Discretionary 12
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $27 (5)(7)(8) 1,449 —
Total Consumer Staples —
CORPORATES  0.0%
Technology  0.0%
Alphabet, Series A, 6.25%, 5/15/29 (6) 3,852 186
Alphabet, Series B, 6.25%, 5/15/29  3,852 185
Total Corporates 371
HEALTH CARE  0.0%
Biotechnology  0.0%
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $60 (5)(7)(8) 18,310 60
Ollin Biosciences, Series B, Acquisition Date: 6/2/26,
Cost $19 (5)(7)(8) 6,453 19
Treeline Biosciences, Series A-2, Acquisition Date: 11/7/25,
Cost $61 (5)(7)(8) 7,046 66
145
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $45 (5)(7)
(8) 44,249 37
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $36 (5)(7)
(8) 74,238 48
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $33 (5)(7)
(8) 51,014 33
118

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $84 (5)(7)(8) 34,928 10
10
Life Sciences Tools & Services  0.0%
Cellares, Series D, Acquisition Date: 12/12/25 - 7/24/26,
Cost $172 (5)(7)(8) 14,317 172
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $41 (5)(7)(8) 3,497 42
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $46 (5)(7)(8) 4,418 14
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $61 (5)(7)(8) 4,451 69
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $92 (5)(7)(8) 2,075 47
344
Total Health Care 617
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $47 (5)(7)(8) 1,182 2
Anduril Industries, Series H, Acquisition Date: 4/28/26 - 5/12/26,
Cost $147 (5)(7)(8) 2,126 147
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $93 (5)(7)(8) 16,618 60
Epirus, Series D, Acquisition Date: 1/21/25, Cost $8 (5)(7)(8) 3,037 11
VSE, 5.75%, 2/1/29 (6) 3,982 214
434
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $44 (5)(7)(8) 3,599 11
Flexe, Series D, Acquisition Date: 4/7/22, Cost $24 (5)(7)(8) 1,206 4
15
Electrical Equipment  0.0%
CelLink, Series D, Acquisition Date: 1/20/22, Cost $46 (5)(7)(8) 2,189 46
46
Machinery  0.0%
ESAB PIPE, Series A, Acquisition Date: 2/2/26, Cost $194 (5)
(8) 194 107
107
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $32 (5)(7)(8) 6,984 57

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Checkr, Series D, Acquisition Date: 9/6/19, Cost $99 (5)(7)(8) 9,798 79
136
Total Industrials & Business Services 738
INFORMATION TECHNOLOGY  0.3%
Electronic Equipment, Instruments & Components  0.0%
Novanta, 6.50%, 11/1/28  4,658 290
290
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $36 (5)(7)(8) 2,473 1
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $15 (5)(7)
(8) 777 —
1
Semiconductors & Semiconductor Equipment  0.1%
AvicenaTech, Series C-1, Acquisition Date: 8/27/26,
Cost $70 (5)(7)(8) 6,287 70
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $65 (5)
(7)(8) 815 68
SambaNova Systems, Series F, Acquisition Date: 7/1/26,
Cost $71 (5)(7)(8) 557 71
Sifive, Series G, Acquisition Date: 3/2/26, Cost $195 (5)(7)(8) 22,343 251
Xsight Labs, Series G, Acquisition Date: 7/2/26, Cost $90 (5)
(7)(8) 5,356 90
550
Software  0.2%
Anthropic, Series H-1, Acquisition Date: 5/28/26, Cost $637 (5)
(7)(8) 1,082 854
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (5)(7)(8) 10 12
Databricks, Series G, Acquisition Date: 2/1/21, Cost $93 (5)(7)
(8) 1,581 400
Databricks, Series H, Acquisition Date: 8/31/21, Cost $261 (5)
(7)(8) 3,552 899
Databricks, Series I, Acquisition Date: 9/14/23, Cost $30 (5)(7)
(8) 401 101
Gusto, Series E, Acquisition Date: 7/13/21, Cost $132 (5)(7)(8) 4,351 93
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $102 (5)(7)(8) 7,799 118
Nuro, Series D, Acquisition Date: 10/29/21, Cost $44 (5)(7)(8) 2,102 32
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $155 (5)(7)
(8) 225 155

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $43 (5)(7)(8) 8,514 20
2,684
Total Information Technology 3,525
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $56 (5)(7)(8) 1,182 56
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $79 (5)(7)(8) 1,910 36
92
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $48 (5)(7)(8) 1,739 196
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $64 (5)(7)(8) 758 85
281
Total Materials 373
Total Convertible Preferred Stocks (Cost $4,724) 5,636
CORPORATE BONDS  5.3%
3M, 5.15%, 3/15/35  310,000 306
Abbott Laboratories, 4.65%, 3/15/36  345,000 327
AbbVie, 5.30%, 9/15/36  225,000 223
AbbVie, 5.40%, 3/15/54  355,000 325
Accenture Capital, 4.75%, 7/10/29  100,000 100
Accenture Capital, 5.00%, 7/10/31  275,000 274
Aedifica, 0.875%, 12/2/30 (EUR)  200,000 205
AES, 5.20%, 7/15/29  65,000 65
AES, 5.75%, 7/15/33  80,000 79
AES, 5.80%, 3/15/32  595,000 597
Airbnb, 4.65%, 3/16/31  530,000 523
Alcon Finance, 2.60%, 5/27/30 (1) 247,000 226
Alcon Finance, 3.00%, 9/23/29 (1) 495,000 468
Amazon.com, 5.45%, 11/20/55  590,000 521
Amazon.com, 6.10%, 7/9/56  230,000 222
Ameren, 5.00%, 5/15/36  305,000 291
American Homes 4 Rent, 5.25%, 3/15/35  100,000 97
American Tower, 4.70%, 12/15/32  140,000 135
American Tower, 4.90%, 3/15/30  60,000 60
Anglo American Capital, 5.00%, 3/21/33 (1) 210,000 205
Antofagasta, 5.625%, 9/9/35  200,000 199

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
APA Infrastructure, 0.75%, 3/15/29 (EUR)  200,000 216
APA Infrastructure, 5.125%, 9/16/34 (1) 134,000 130
APA Infrastructure, 5.75%, 9/16/44 (1) 100,000 96
Appalachian Power, 5.65%, 4/1/34  109,000 110
Ares Capital, 5.10%, 1/15/31  25,000 24
Ares Capital, 5.25%, 4/12/31  182,000 176
Ares Capital, 5.55%, 1/15/30  100,000 99
Ares Capital, 5.80%, 3/8/32  40,000 39
Ares Capital, 5.95%, 7/15/29  57,000 57
Ares Strategic Income Fund, 5.45%, 9/9/28  100,000 100
Aspen Insurance Holdings, 5.75%, 7/1/30  175,000 178
AT&T, 3.50%, 9/15/53  555,000 338
AT&T, 4.55%, 11/1/32  230,000 221
AT&T, 5.25%, 10/30/36  615,000 589
AT&T, 6.20%, 10/30/56  410,000 385
Athene Global Funding, 5.526%, 7/11/31 (1) 410,000 407
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 250,000 244
Augusta SpinCo, 4.945%, 3/23/33  120,000 118
Augusta SpinCo, 5.245%, 3/23/36  215,000 210
Automatic Data Processing, 5.00%, 5/7/36  410,000 398
AutoZone, 4.95%, 7/15/31  175,000 173
BAE Systems, 5.30%, 3/26/34 (1) 250,000 250
Banco Santander, 2.749%, 12/3/30  200,000 180
Banco Santander, 5.127%, 11/6/35  200,000 192
Banco Santander Chile, 4.55%, 11/20/30 (1) 390,000 383
Bank Hapoalim, 4.722%, 7/14/29 (1) 490,000 481
Bank Leumi Le-Israel, 5.343%, 6/29/29 (1)(6) 420,000 421
Bank of America, VR, 1.898%, 7/23/31 (10) 1,575,000 1,398
Bank of America, VR, 5.464%, 5/9/36 (10) 400,000 399
Bank of America, VR, 5.511%, 1/24/36 (10) 570,000 569
Bank of Montreal, Series J, VR, 5.298%, 6/2/37 (10) 350,000 342
Bank of New York Mellon, VR, 5.085%, 4/23/37 (10) 410,000 397
Barclays, VR, 5.102%, 6/26/32 (10) 445,000 438
Barclays, VR, 5.586%, 6/26/37 (10) 230,000 224
Barclays, VR, 5.785%, 2/25/36 (10) 200,000 200
BAT Capital, 5.30%, 8/5/33  195,000 194
BAT Capital, 5.35%, 8/15/32  415,000 417
BAT Capital, 5.55%, 8/5/36  265,000 262
Bayer U.S. Finance, 5.375%, 7/20/33 (1) 200,000 198
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 425,000 442
Beacon Point DC, 6.129%, 11/30/42 (1) 156,000 148
Beignet Investor, 6.581%, 5/30/49 (1) 441,000 423
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  150,000 148

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Big Sky Funding, 5.75%, 7/20/31 (1) 27,021 27
Blackstone Private Credit Fund, 5.25%, 4/1/30  165,000 160
Blackstone Private Credit Fund, 5.60%, 11/22/29  37,000 36
Blackstone Private Credit Fund, 6.20%, 11/15/31  225,000 222
Blackstone Secured Lending Fund, 5.25%, 9/4/29  60,000 59
BMW U.S. Capital, 5.20%, 8/6/31 (1) 360,000 358
Boeing, 3.75%, 2/1/50  550,000 382
Boeing, 5.04%, 5/1/27  680,000 681
Boeing, 5.705%, 5/1/40  200,000 197
Boeing, 6.298%, 5/1/29  215,000 222
Boeing, 6.388%, 5/1/31  195,000 204
Boeing, 6.528%, 5/1/34  151,000 161
Boeing, 6.858%, 5/1/54  729,000 780
Bon Secours Mercy Health, 3.464%, 6/1/30  135,000 129
Booz Allen Hamilton, 5.90%, 1/30/34  379,000 373
Boston Gas, 6.119%, 7/20/53 (1) 145,000 138
Brixmor Operating Partnership, 2.50%, 8/16/31  123,000 108
Brixmor Operating Partnership, 4.85%, 2/15/33  55,000 53
Brixmor Operating Partnership, 5.20%, 4/1/32  85,000 84
Brixmor Operating Partnership, 5.375%, 6/15/36  235,000 229
Cadence Design Systems, 4.70%, 9/10/34  279,000 268
CaixaBank, VR, 5.581%, 7/3/36 (1)(10) 250,000 246
CaixaBank, VR, 6.037%, 6/15/35 (1)(10) 455,000 465
Canadian Imperial Bank of Commerce, VR, 5.051%,
6/16/32 (10) 300,000 298
Capital One Financial, VR, 7.624%, 10/30/31 (10) 75,000 81
Carvana, 9.00%, 6/1/31, (9.00% Cash) (1)(11) 207,203 229
Caterpillar Financial Services, Series L, 4.30%, 5/15/29  262,000 259
CBRE Services, 4.80%, 6/15/30  110,000 109
CBRE Services, 4.90%, 1/15/33  85,000 82
Cellnex Finance, 2.00%, 2/15/33 (EUR)  200,000 204
CFE Fibra, 5.875%, 9/23/40 (1) 194,290 188
Charles Schwab, VR, 4.603%, 7/27/29 (10) 652,000 650
Charles Schwab, VR, 5.493%, 5/21/37 (10) 235,000 232
Charles Schwab, VR, 5.655%, 8/12/37 (10) 375,000 374
Charter Communications Operating, 6.384%, 10/23/35  330,000 322
Charter Communications Operating, 6.55%, 6/1/34  166,000 166
Charter Communications Operating, 7.85%, 8/15/56  380,000 386
Cheniere Energy, 5.20%, 7/30/36 (1) 355,000 342
Cheniere Energy Partners, 3.25%, 1/31/32  70,000 63
Cheniere Energy Partners, 5.35%, 11/30/36 (1) 180,000 175
Cheniere Energy Partners, 5.55%, 10/30/35  213,000 212
Cheniere Energy Partners, 5.75%, 8/15/34  27,000 27

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cheniere Energy Partners, 5.95%, 6/30/33  12,000 12
Cheniere Energy Partners, 6.05%, 11/30/56 (1) 110,000 106
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 196
Chpe, 4.875%, 6/30/31 (1) 250,000 246
Chpe, 5.10%, 6/30/33 (1) 140,000 137
Cigna Group, 4.50%, 9/15/30  110,000 108
Citigroup, VR, 5.174%, 9/11/36 (10) 130,000 126
Citigroup, VR, 6.02%, 1/24/36 (10) 655,000 659
Citigroup, VR, 6.27%, 11/17/33 (10) 555,000 582
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 235,000 236
Columbia Pipelines Operating, 5.507%, 5/15/36 (1) 130,000 128
CommonSpirit Health, 2.782%, 10/1/30  32,000 29
Constellation Brands, 4.85%, 5/6/31  155,000 153
Constellation Energy Generation, 3.75%, 3/1/31  148,000 139
Constellation Energy Generation, 4.625%, 2/1/29  126,000 125
Constellation Energy Generation, 5.00%, 2/1/31  128,000 127
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 200,000 194
CVS Health, 5.00%, 9/15/32  145,000 143
CVS Health, 5.05%, 3/25/48  729,000 617
CVS Health, 5.625%, 2/21/53  440,000 396
Danske Bank, VR, 4.662%, 3/27/29 (1)(10) 205,000 205
Deere, 5.45%, 1/16/35  390,000 396
Diamondback Energy, 5.40%, 4/18/34  215,000 215
Dominion Energy, VR, 6.15%, 12/15/56 (10) 135,000 133
Eaton, 4.80%, 3/6/36  200,000 191
Ecolab, 4.60%, 6/15/29  900,000 897
Ecolab, 5.15%, 6/15/33  275,000 274
Edison International, 5.00%, 5/5/28  85,000 85
ENEL Finance International, 4.875%, 7/13/31 (1) 575,000 564
Entergy, VR, 6.50%, 12/15/56 (10) 85,000 85
ERAC USA Finance, 4.70%, 4/30/31 (1) 495,000 488
ERP Operating, 5.45%, 10/1/36  40,000 40
Eurofins Scientific, 3.875%, 2/5/33 (EUR)  195,000 222
Eversource Energy, 5.95%, 7/15/34  269,000 276
Experian Finance U.S., 5.35%, 8/24/36 (1) 255,000 248
Federation des Caisses Desjardins du Quebec, 5.021%,
5/27/31 (1) 250,000 248
Ferrari, 3.625%, 5/21/30 (EUR)  165,000 192
Fidelity National Information Services, 4.80%, 3/10/31  275,000 269
Fifth Third Bancorp, VR, 5.141%, 1/29/37 (10) 585,000 560
Fifth Third Bank, VR, 5.332%, 8/25/33 (10) 450,000 442
FirstEnergy, 2.65%, 3/1/30  348,000 321
FirstEnergy, Series B, 2.25%, 9/1/30  65,000 58

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FirstEnergy Pennsylvania Electric, 4.55%, 3/15/31 (1) 170,000 166
FirstEnergy Transmission, 5.00%, 1/15/35  130,000 125
Fiserv, 4.20%, 10/1/28  170,000 167
Fiserv, 4.55%, 2/15/31  600,000 579
Fiserv, 5.375%, 8/21/28  165,000 166
Flowserve, 5.70%, 5/15/36  151,000 149
Flutter Treasury, 5.875%, 6/4/31 (1) 200,000 197
Ford Motor Credit, 5.73%, 9/5/30  200,000 200
Ford Motor Credit, 6.107%, 8/15/33  200,000 200
Ford Motor Credit, 7.35%, 3/6/30  500,000 525
Foundry JV Holdco, 6.10%, 1/25/36 (1) 200,000 204
Foundry JV Holdco, 6.20%, 1/25/37 (1) 200,000 205
Foundry JV Holdco, 6.40%, 1/25/38 (1) 200,000 207
Freeport-McMoRan, 4.25%, 3/1/30  95,000 93
Freeport-McMoRan, 4.375%, 8/1/28  169,000 167
Freeport-McMoRan, 4.625%, 8/1/30  66,000 65
Freeport-McMoRan, 5.00%, 9/1/27  40,000 40
GA Global Funding Trust, 5.40%, 1/13/30 (1) 230,000 229
GA Global Funding Trust, 5.50%, 4/1/32 (1) 250,000 245
Galderma Finance Europe, 3.50%, 3/20/30 (EUR)  165,000 190
General Motors Financial, 5.10%, 9/15/31  445,000 440
General Motors Financial, 5.45%, 1/8/36  90,000 88
General Motors Financial, 5.55%, 7/15/29  290,000 294
General Motors Financial, 6.10%, 1/7/34  377,000 387
General Motors Financial, 6.40%, 1/9/33  106,000 111
GLP Capital, 3.25%, 1/15/32  69,000 61
GLP Capital, 4.00%, 1/15/31  162,000 152
GLP Capital, 5.25%, 2/15/33  250,000 241
GLP Capital, 5.625%, 3/1/36  185,000 176
Goldman Sachs Group, VR, 3.102%, 2/24/33 (10) 850,000 759
Goldman Sachs Group, VR, 3.615%, 3/15/28 (10) 515,000 512
Goldman Sachs Group, VR, 4.692%, 10/23/30 (10) 395,000 390
Goldman Sachs Group, VR, 5.016%, 10/23/35 (10) 430,000 413
Goldman Sachs Group, VR, 5.655%, 7/21/37 (10) 465,000 460
Goldman Sachs Group, Series AA, VR, 6.50% (10)(12) 455,000 451
Golub Capital Private Credit Fund, 5.875%, 5/1/30  314,000 308
Green Palm Bidco, 5.957%, 6/30/41 (1) 200,000 197
Green Palm Bidco, 6.462%, 6/30/46 (1) 200,000 195
HA Sustainable Infrastructure Capital, 5.95%, 7/15/33 (1) 105,000 104
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  693,000 698
Harbour Energy Finance 2, 5.929%, 8/19/33 (1) 200,000 199
Harbour Energy Finance 2, 6.327%, 4/1/35 (1) 860,000 868
HCA, 4.60%, 11/15/32  465,000 446

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 200,000 198
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 405,000 372
Healthcare Realty Holdings, 2.05%, 3/15/31  190,000 164
Healthcare Realty Holdings, 3.625%, 1/15/28  575,000 565
Heathrow Funding, 1.875%, 3/14/34 (EUR)  100,000 98
Heathrow Funding, 3.875%, 1/16/36 (EUR)  105,000 116
Hercules Capital, 6.30%, 7/24/31  95,000 95
Honeywell Aerospace, 5.732%, 3/16/56  290,000 276
Horseshoe Funding Trust I, 6.062%, 2/15/36 (1) 355,000 353
HSBC Holdings, VR, 4.619%, 11/6/31 (10) 210,000 205
HSBC Holdings, VR, 4.675%, 3/10/32 (10) 200,000 195
HSBC Holdings, VR, 5.729%, 8/14/37 (10) 310,000 307
HSBC Holdings, VR, 5.733%, 5/17/32 (10) 265,000 269
HUT 8 DC, 6.192%, 11/15/42 (1) 625,000 607
Hyundai Capital America, 4.25%, 9/18/28 (1) 53,000 52
Hyundai Capital America, 4.55%, 9/26/29 (1) 255,000 252
Hyundai Capital America, 4.55%, 1/8/31 (1) 320,000 312
Hyundai Capital America, 4.75%, 9/26/31 (1) 170,000 166
Hyundai Capital America, 4.90%, 6/23/28 (1) 445,000 445
Hyundai Capital America, 5.25%, 6/21/33 (1) 115,000 113
Hyundai Capital America, 5.35%, 3/19/29 (1) 130,000 131
Hyundai Capital America, 5.40%, 1/8/31 (1) 80,000 80
Hyundai Capital America, 6.10%, 9/21/28 (1) 59,000 60
Hyundai Capital America, 6.50%, 1/16/29 (1) 170,000 175
Icon Investments Six, 5.421%, 8/13/31 (1) 200,000 199
Imperial Brands Finance, 5.50%, 7/7/36 (1) 565,000 548
ING Groep, VR, 5.42%, 3/23/37 (10) 370,000 361
Intel, 5.30%, 5/15/36  125,000 121
Intercontinental Exchange, 4.35%, 6/15/29  200,000 198
IPALCO Enterprises, 5.75%, 4/1/34  210,000 205
JPMorgan Chase, VR, 2.522%, 4/22/31 (10) 1,370,000 1,257
JPMorgan Chase, VR, 2.956%, 5/13/31 (10) 805,000 746
JPMorgan Chase, VR, 4.81%, 10/22/36 (10) 250,000 237
JPMorgan Chase, VR, 4.898%, 1/22/37 (10) 595,000 566
JPMorgan Chase, VR, 4.946%, 10/22/35 (10) 290,000 281
JPMorgan Chase, VR, 5.148%, 4/23/37 (10) 230,000 223
JPMorgan Chase, VR, 5.336%, 1/23/35 (10) 225,000 224
JPMorgan Chase, VR, 5.717%, 9/14/33 (10) 390,000 395
Kentucky Utilities, 5.85%, 8/15/55  40,000 38
Kilroy Realty, 5.875%, 10/15/35  350,000 338
Kilroy Realty, 6.25%, 1/15/36  306,000 303
L3Harris Technologies, 4.40%, 6/15/28  445,000 442

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lakeview, 5.73%, 7/9/29, Acquisition Date: 6/30/26,
Cost $685 (7)(8) 685,000 685
Leidos, 4.10%, 3/15/29  95,000 93
Louisville Gas & Electric, 5.85%, 8/15/55  40,000 38
Lumo Kodit, 3.875%, 3/12/32 (EUR)  200,000 225
Maple Parent Holdings, 4.728%, 3/26/35 (EUR)  195,000 226
Martin Marietta Materials, 5.20%, 1/30/32  95,000 95
Martin Marietta Materials, 5.40%, 1/30/34  115,000 115
Marvell Technology, 2.95%, 4/15/31  322,000 292
Medline Borrower, 3.875%, 4/1/29 (1) 390,000 378
Medline Borrower, 5.00%, 6/15/31 (1) 610,000 601
Medline Borrower, 5.25%, 6/15/33 (1) 280,000 275
Medline Borrower, 6.25%, 4/1/29 (1) 117,000 119
Mercedes-Benz Finance North America, 5.20%, 8/4/31 (1) 675,000 671
Meta Platforms, 4.875%, 11/15/35  265,000 248
Meta Platforms, 5.50%, 11/15/45  325,000 282
Meta Platforms, 5.625%, 11/15/55  447,000 373
Meta Platforms, 6.30%, 5/15/56  280,000 258
Minera Mexico, 5.625%, 2/12/32 (1) 590,000 592
Morgan Stanley, VR, 5.17%, 7/14/32 (10) 305,000 303
Morgan Stanley, VR, 5.173%, 1/16/30 (10) 385,000 387
Morgan Stanley, VR, 5.296%, 4/10/37 (10) 410,000 397
Morgan Stanley, VR, 5.32%, 7/19/35 (10) 92,000 91
Morgan Stanley, VR, 5.664%, 4/17/36 (10) 180,000 180
Morgan Stanley, Series I, VR, 4.892%, 10/22/36 (10) 590,000 558
Mosaic, 5.35%, 8/17/31  625,000 622
Motorola Solutions, 5.40%, 4/15/34  180,000 178
Motorola Solutions, 5.55%, 8/15/35  380,000 378
National Bank of Canada, VR, 4.928%, 6/4/32 (10) 325,000 320
National Fuel Gas, 4.75%, 5/15/29  80,000 79
National Fuel Gas, 5.05%, 10/15/31  220,000 216
Nevada Power, Series CC, 3.70%, 5/1/29  75,000 73
NextEra Energy Capital Holdings, Series BB, VR, 6.20%,
10/1/56 (10) 340,000 332
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 245,000 241
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 235,000 213
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 140,000 133
NTT Finance, 4.876%, 7/16/30 (1) 200,000 197
NTT Finance, 5.171%, 7/16/32 (1) 200,000 197
NTT Finance, 5.259%, 11/1/33 (1) 350,000 342
NTT Finance, 5.502%, 7/16/35 (1) 200,000 196
Nutrien, 4.85%, 5/29/31  190,000 188
Nutrien, 5.25%, 3/12/32  44,000 44
Nutrien, 5.35%, 5/29/36  115,000 112

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nutrien, 5.40%, 6/21/34  23,000 23
Occidental Petroleum, 8.875%, 7/15/30  960,000 1,070
ONEOK, 5.05%, 11/1/34  264,000 255
ONEOK, 6.05%, 9/1/33  703,000 725
Oracle, 3.60%, 4/1/40  20,000 14
Oracle, 3.95%, 3/25/51  72,000 44
Oracle, 4.80%, 9/26/32  165,000 153
Oracle, 5.20%, 9/26/35  99,000 89
Oracle, 5.70%, 2/4/36  876,000 810
Oracle, 5.95%, 9/26/55  550,000 437
Oracle, 6.70%, 2/4/56  76,000 67
Orange, 5.00%, 1/13/36 (1) 310,000 295
Orbia Advance Corp., 6.80%, 5/13/30 (1) 380,000 383
Pacific Gas & Electric, 3.50%, 8/1/50  144,000 92
Pacific Gas & Electric, 4.95%, 7/1/50  140,000 112
Pacific Gas & Electric, 5.05%, 10/15/32  315,000 308
Pacific Gas & Electric, 5.20%, 5/1/36  200,000 189
Pacific Gas & Electric, 5.90%, 10/1/54  81,000 73
Pacific Gas & Electric, 6.00%, 5/1/56  150,000 137
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 935,000 965
Philip Morris International, 4.625%, 10/29/35  395,000 372
Philip Morris International, 4.875%, 4/29/36  255,000 244
PNC Financial Services Group, VR, 5.373%, 7/21/36 (10) 135,000 133
PNC Financial Services Group, VR, 5.463%, 7/21/37 (10) 170,000 167
PNC Financial Services Group, VR, 5.575%, 1/29/36 (10) 200,000 200
Praemia Healthcare, 3.875%, 6/5/32 (EUR)  200,000 225
Prologis Targeted U.S. Logistics Fund, 4.25%, 1/15/31 (1) 200,000 193
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 215,000 200
Public Service of New Hampshire, 4.40%, 7/1/28  87,000 87
Public Service of Oklahoma, 5.45%, 1/15/36  475,000 468
Public Storage Operating, 4.70%, 2/1/32  185,000 182
QTS Central Issuer, 6.625%, 9/1/31 (1) 90,000 89
QTS Fayetteville I DC1-2, 5.70%, 4/15/36 (1) 475,000 430
Raizen Fuels Finance, 5.70%, 1/17/35 (1)(13) 540,000 306
RD Michigan Property Owner I, 7.50%, 3/30/45 (1) 410,000 390
Regal Rexnord, 6.05%, 4/15/28  380,000 387
Revvity, 1.90%, 9/15/28  138,000 130
Revvity, 2.25%, 9/15/31  190,000 165
RGA Global Funding, 5.00%, 8/25/32 (1) 260,000 254
Rio Grande LNG, 6.15%, 6/30/41 (1) 280,000 272
Rogers Communications, 3.80%, 3/15/32  435,000 400
Rogers Communications, 5.00%, 2/15/29  469,000 469
Rogers Communications, 5.30%, 2/15/34  525,000 509

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Royal Caribbean Cruises, 5.55%, 1/20/34  230,000 229
RTX, 2.82%, 9/1/51  441,000 261
RTX, 3.03%, 3/15/52  125,000 77
RTX, 4.125%, 11/16/28  364,000 360
RTX, 5.15%, 2/27/33  139,000 139
Salesforce, 2.90%, 7/15/51  140,000 79
Salesforce, 4.50%, 3/15/28  695,000 694
Salesforce, 6.55%, 3/15/56  330,000 322
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 110,000 110
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 200,000 198
Santander Holdings USA, VR, 5.04%, 6/5/30 (10) 340,000 338
Santander Holdings USA, VR, 5.473%, 3/20/29 (10) 230,000 231
Santander Holdings USA, VR, 5.701%, 6/5/37 (10) 280,000 273
Sartorius Finance, 4.875%, 9/14/35 (EUR)  400,000 478
SBA Tower Trust, 1.84%, 4/15/27 (1) 560,000 550
SBA Tower Trust, 2.328%, 1/15/28 (1) 150,000 145
SBA Tower Trust, 2.593%, 10/15/31 (1) 455,000 401
SBA Tower Trust, 4.831%, 10/15/29 (1) 420,000 417
Schlumberger Investment, 5.15%, 5/7/36  510,000 499
Segro Capital, 1.875%, 3/23/30 (EUR)  190,000 208
SELP Finance, 3.875%, 4/21/31 (EUR)  195,000 225
Sempra, 5.25%, 3/15/36  105,000 101
SNF Group, 4.50%, 3/15/32 (EUR)  170,000 199
Societe Generale, VR, 2.797%, 1/19/28 (1)(10) 393,000 390
Societe Generale, VR, 5.40%, 8/8/34 (1)(10) 485,000 472
Societe Generale, VR, 5.50%, 4/13/29 (1)(10) 395,000 398
Sopaipilla Investor, 7.534%, 11/30/48 (1) 440,000 450
Southern California Edison, 4.80%, 3/15/33  175,000 168
Southern California Edison, 4.95%, 9/15/31  195,000 191
Southern California Gas, 5.45%, 6/15/35  185,000 184
Southern California Gas, 5.90%, 6/1/56  275,000 261
Southern California Gas, Series GGG, 5.50%, 9/1/36  200,000 198
Southern Gas Capital, Series B, 5.10%, 9/15/35  130,000 126
Southern Power, Series B, 4.90%, 10/1/35  120,000 114
Southwestern Public Service, 5.30%, 8/15/36  465,000 454
Space Exploration Technologies, 5.35%, 7/15/31 (1) 280,000 274
Space Exploration Technologies, 5.65%, 7/15/33 (1) 295,000 284
Space Exploration Technologies, 6.65%, 7/15/56 (1) 405,000 360
Sprint Capital, 6.875%, 11/15/28  196,000 204
Sprint Capital, 8.75%, 3/15/32  395,000 458
Standard Chartered, VR, 3.603%, 1/12/33 (1)(10) 200,000 181
Standard Chartered, VR, 4.529%, 6/5/32 (1)(10) 995,000 960
Standard Chartered, VR, 5.846%, 8/13/37 (1)(10) 245,000 243

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Standard Chartered, VR, 6.301%, 1/9/29 (1)(10) 400,000 407
Sutter Health, 5.164%, 8/15/33  135,000 134
Sutter Health, Series 2025, 5.213%, 8/15/32  75,000 75
Sutter Health, Series 2025, 5.537%, 8/15/35  265,000 267
Synopsys, 4.85%, 4/1/30  280,000 278
Synopsys, 5.70%, 4/1/55  290,000 269
T-Mobile USA, 5.00%, 2/15/36  460,000 437
T-Mobile USA, 5.05%, 7/15/33  570,000 558
T-Mobile USA, 5.70%, 1/15/56  605,000 541
T-Mobile USA, 5.875%, 11/15/55  180,000 165
Targa Resources, 5.65%, 2/15/36  135,000 135
Targa Resources, 6.15%, 3/1/29  159,000 164
Thermo Fisher Scientific, 4.55%, 6/15/33  95,000 92
Time Warner Cable, 6.75%, 6/15/39  170,000 162
Time Warner Cable, 7.30%, 7/1/38  192,000 193
TotalEnergies Capital International, 3.127%, 5/29/50  183,000 117
TotalEnergies Capital International, 3.461%, 7/12/49  165,000 113
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 50,000 50
U.S. Steel, 5.20%, 8/1/31 (1) 200,000 198
U.S. Steel, 5.70%, 8/1/36 (1) 210,000 206
Uber Technologies, 4.80%, 9/15/35  315,000 298
UnitedHealth Group, 4.50%, 4/15/33  420,000 403
UnitedHealth Group, 5.30%, 6/15/35  180,000 179
UnitedHealth Group, 5.95%, 6/15/55  105,000 103
Ventas Realty, 5.00%, 2/15/36  615,000 588
Verizon Communications, 5.875%, 11/30/55  450,000 415
VICI Properties, 5.40%, 10/15/31  275,000 273
Vistra Operations, 5.55%, 4/30/36 (1) 410,000 398
Vistra Operations, 5.70%, 12/30/34 (1) 11,000 11
Vistra Operations, 6.00%, 4/15/34 (1) 130,000 131
Vistra Operations, 6.95%, 10/15/33 (1) 510,000 543
Vodafone Group, 6.10%, 6/18/56  455,000 432
Vylor, 5.125%, 8/15/31 (1) 45,000 45
Vylor, 5.625%, 8/15/36 (1) 80,000 80
Wells Fargo, VR, 5.15%, 4/23/31 (10) 957,000 959
Xylem, 5.20%, 6/1/33  75,000 75
Total Corporate Bonds (Cost $112,321) 109,522
EQUITY FUNDS  6.2%
T. Rowe Price Institutional Emerging Markets Equity Fund (4) 1,437,986 73,079

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T. Rowe Price Real Assets Fund - I Class (4) 2,666,376 54,847
Total Equity Funds (Cost $64,852) 127,926
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.5%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 450,000 442
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 230,000 223
Comision Federal de Electricidad, 6.045%, 1/28/34 (1) 230,000 225
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 400,000 396
Corp. Nacional del Cobre de Chile, 5.529%, 1/30/37 (1) 440,000 427
Export-Import Bank of India, 2.25%, 1/13/31 (1) 510,000 451
Export-Import Bank of India, 5.75%, 1/12/56 (1) 200,000 191
Kingdom of Morocco, 2.00%, 9/30/30 (EUR) (6) 430,000 462
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 236,000 236
Ma'aden Sukuk, 5.50%, 2/13/35 (1) 310,000 309
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  375,000 459
Mexico City Airport Trust, 3.875%, 4/30/28 (1) 200,000 196
Petroleos Mexicanos, 5.95%, 1/28/31  410,000 405
Petroleos Mexicanos, 8.75%, 6/2/29  410,000 439
Petroleos Mexicanos, 10.00%, 2/7/33  495,000 578
Republic of Chile, 3.10%, 5/7/41  765,000 564
Republic of Colombia, 7.75%, 11/7/36  370,000 394
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 220,000 253
Republic of Romania, 5.75%, 7/4/36 (1) 270,000 254
Republic of Romania, 6.625%, 2/17/28  456,000 464
Republic of Romania, 6.625%, 5/16/36 (1) 570,000 571
Republic of Serbia, 6.25%, 5/26/28  445,000 453
State of Israel, Series 10Y, 5.50%, 3/12/34  418,000 419
STC Sukuk, 3.89%, 5/13/29 (1) 736,000 715
STC Sukuk II, 4.489%, 1/15/31 (1) 260,000 254
STC Sukuk II, 5.083%, 1/15/36 (1) 200,000 196
United Mexican States, 6.125%, 2/9/38  380,000 367
United Mexican States, 6.25%, 8/27/37  370,000 364
Total Foreign Government Obligations & Municipalities
(Cost $10,780) 10,707
MUNICIPAL SECURITIES  0.0%
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  57,857 61
Total Municipal Securities (Cost $61) 61

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  1.5%
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  195,000 199
Barclays Mortgage Loan Trust, Series 2026-NQM6, Class A1,
CMO, ARM, 5.76%, 7/25/66 (1) 281,167 281
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 5.913%, 11/15/34 (1) 235,000 3
Benchmark Mortgage Trust, Series 2026-V21, Class A3,
5.127%, 3/15/59  370,000 369
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A,
ARM, 4.83%, 10/10/42 (1) 145,000 142
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A1,
CMO, ARM, 5.06%, 2/25/66 (1) 174,604 172
BRAVO Residential Funding Trust, Series 2026-NQM4, Class
A1, CMO, ARM, 5.183%, 3/25/66 (1) 266,719 264
BRAVO Residential Funding Trust, Series 2026-NQMR1, Class
A1, CMO, ARM, 5.395%, 8/25/62 (1) 489,153 485
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 4.932%, 12/15/39 (1) 330,061 331
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 5.281%, 5/15/41 (1) 552,813 554
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A,
ARM, 1M TSFR + 1.323%, 4.963%, 1/15/42 (1) 300,000 299
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.039%, 6/15/35 (1) 125,000 125
BX Trust, Series 2026-CLS, Class B, ARM, 1M TSFR + 1.70%,
5.339%, 5/15/43 (1) 100,000 100
BX Trust, Series 2026-ORBT, Class A, ARM, 1M TSFR +
1.40%, 5.039%, 7/15/43 (1) 365,000 366
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 50,918 44
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 163,747 137
CLIP Trust, Series 2026-NQM1, Class A1, CMO, ARM, 5.221%,
5/25/71 (1) 337,314 333
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.281%, 8/15/41 (1) 395,000 393
Connecticut Avenue Securities, Series 2025-R01, Class 1A1,
CMO, ARM, SOFR30A + 0.95%, 4.593%, 1/25/45 (1) 64,715 65
Connecticut Avenue Securities, Series 2026-R04, Class 2M1,
CMO, ARM, SOFR30A + 1.15%, 4.793%, 7/25/46 (1) 283,403 284
Connecticut Avenue Securities Trust, Series 2024-R04, Class
1A1, CMO, ARM, SOFR30A + 1.00%, 4.643%, 5/25/44 (1) 101,599 101
Connecticut Avenue Securities Trust, Series 2024-R05, Class
2A1, CMO, ARM, SOFR30A + 1.00%, 4.643%, 7/25/44 (1) 113,462 114

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Connecticut Avenue Securities Trust, Series 2025-R03, Class
2A1, CMO, ARM, SOFR30A + 1.45%, 5.093%, 3/25/45 (1) 39,170 39
Connecticut Avenue Securities Trust, Series 2025-R04, Class
1A1, CMO, ARM, SOFR30A + 1.00%, 4.643%, 5/25/45 (1) 61,985 62
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2A1, CMO, ARM, SOFR30A + 1.00%, 4.643%, 7/25/45 (1) 851,560 850
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2M1, CMO, ARM, SOFR30A + 1.20%, 4.843%, 7/25/45 (1) 177,156 177
Connecticut Avenue Securities Trust, Series 2025-R06, Class
1A1, CMO, ARM, SOFR30A + 0.90%, 4.543%, 9/25/45 (1) 101,955 102
Connecticut Avenue Securities Trust, Series 2025-R06, Class
1M1, CMO, ARM, SOFR30A + 0.95%, 4.593%, 9/25/45 (1) 758,305 757
Connecticut Avenue Securities Trust, Series 2026-R02, Class
1M1, CMO, ARM, SOFR30A + 1.05%, 4.693%, 2/25/46 (1) 1,056,295 1,055
Connecticut Avenue Securities Trust, Series 2026-R03, Class
2A1, CMO, ARM, SOFR30A + 1.10%, 4.743%, 4/25/46 (1) 108,426 108
Connecticut Avenue Securities Trust, Series 2026-R03, Class
2M1, CMO, ARM, SOFR30A + 1.25%, 4.893%, 4/25/46 (1) 972,276 973
Cross, Series 2026-NQM6, Class A2, CMO, STEP, 5.521%,
5/25/71 (1) 173,365 172
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO,
STEP, 5.509%, 7/25/70 (1) 199,602 199
Cross Mortgage Trust, Series 2026-NQM3, Class A1, CMO,
ARM, 5.125%, 3/25/71 (1) 707,837 701
Deephaven Residential Mortgage Trust, Series 2026-INV2,
Class A1, CMO, ARM, 5.483%, 2/25/71 (1) 294,777 293
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 164,280 163
EFMT, Series 2025-NQM6, Class A1, CMO, ARM, 5.001%,
12/25/70 (1) 113,403 112
EFMT, Series 2026-NQM4, Class A1, CMO, ARM, 5.466%,
4/25/71 (1) 93,008 92
EFMT, Series 2026-NQM6, Class A1, CMO, ARM, 5.466%,
6/25/71 (1) 335,348 333
EFMT, Series 2026-NQM6, Class A2, CMO, STEP, 5.669%,
6/25/71 (1) 98,632 98
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 4.632%, 3/25/50 (1) 112,720 109
FREMF Mortgage Trust, Series 2016-K60, Class B, ARM,
3.654%, 12/25/49 (1) 750,000 747
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 19,420 17
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 8,994 8
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 206,373 205

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GCAT Trust, Series 2026-NQM2, Class A1, CMO, ARM,
5.449%, 2/25/71 (1) 672,339 668
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (1) 300,000 266
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 5.465%, 7/25/44 (1) 1,125 1
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.902%, 10/25/50 (1) 173,454 147
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 80,749 80
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 270,865 270
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 188,262 187
HOMES Trust, Series 2026-AFC1, Class A1, CMO, ARM,
4.846%, 2/25/61 (1) 334,301 328
HOMES Trust, Series 2026-NQM2, Class A1, CMO, ARM,
5.488%, 1/25/71 (1) 494,975 492
HOMES Trust, Series 2026-NQM3, Class A2, CMO, STEP,
5.465%, 4/27/71 (1) 93,444 92
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A,
ARM, 5.649%, 1/13/40 (1) 410,000 413
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 213,420 179
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 55,554 49
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 64,326 57
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.568%, 12/25/50 (1) 263,436 232
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 59,842 53
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 83 —
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 195 —
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.215%, 6/25/50 (1) 273,216 236
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 222,396 220
JPMorgan Mortgage Trust, Series 2025-HE3, Class A1, CMO,
ARM, SOFR30A + 1.35%, 4.989%, 3/20/56 (1) 43,260 43
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 282,091 281
Manhattan West Mortgage Trust, Series 2026-2MW, Class A,
ARM, 5.498%, 6/10/48 (1) 325,000 320

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.231%, 5/15/41 (1) 265,000 262
MFA Trust, Series 2025-NQM4, Class A1F, CMO, ARM,
SOFR30A + 1.20%, 4.843%, 8/25/70 (1) 243,294 244
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 88,772 88
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 76,149 76
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-
NEW2, Class A1, CMO, ARM, 5.764%, 8/25/71 (1) 110,000 110
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-
NQM4, Class A1, CMO, ARM, 5.075%, 3/25/71 (1) 261,356 258
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 239,087 194
New Residential Mortgage Loan Trust, Series 2025-NQM3,
Class A1, CMO, ARM, 5.53%, 5/25/65 (1) 130,162 129
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 215,870 214
New Residential Mortgage Loan Trust, Series 2026-NQM4,
Class A1, CMO, ARM, 5.003%, 2/25/66 (1) 316,558 312
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.455%, 11/5/41 (1) 125,000 122
NYC Trust, Series 2026-9W57, Class A, ARM, 5.053%,
6/6/40 (1) 925,000 910
NYMT Loan Trust, Series 2026-INV2, Class A1, CMO, ARM,
5.475%, 4/25/61 (1) 261,056 260
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%,
1/25/60 (1) 91,964 79
OBX Trust, Series 2025-NQM15, Class A1, CMO, ARM,
5.143%, 7/27/65 (1) 112,827 112
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 4.793%, 7/27/65 (1) 116,246 116
OBX Trust, Series 2026-HYB1, Class A1B, CMO, ARM,
3.412%, 2/25/55 (1) 1,083,707 1,047
OBX Trust, Series 2026-NQM4, Class A1B, CMO, STEP,
5.173%, 2/25/66 (1) 93,294 92
OBX Trust, Series 2026-R2, Class A1, CMO, ARM, 5.364%,
3/25/63 (1) 220,074 218
OBX Trust, Series 2026-R2, Class A2, CMO, STEP, 5.613%,
3/25/63 (1) 93,649 92
RCO IX Mortgage, Series 2026-4, Class A1, CMO, STEP,
5.691%, 8/25/31 (1) 660,000 657
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (CAD) (1) 1,148,670 828
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41 (1) 470,000 472

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 153,101 153
SCG Mortgage Trust, Series 2026-PALM, Class A, ARM, 1M
TSFR + 1.27%, 4.909%, 7/15/43 (1) 455,000 455
SCG Mortgage Trust, Series 2026-PALM, Class B, ARM, 1M
TSFR + 1.50%, 5.139%, 7/15/43 (1) 100,000 100
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.031%, 5/15/39 (1) 555,000 555
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.434%, 4/25/43  96,353 93
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.78%, 8/25/47 (1) 171,525 160
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 22,484 21
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 7,220 6
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 22,429 20
SG Residential Mortgage Trust, Series 2026-3, Class A1, CMO,
ARM, 5.188%, 4/25/66 (1) 470,176 464
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A,
CMO, STEP, 4.10%, 7/25/57 (1) 121,439 118
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA3, Class M1B, CMO, ARM, SOFR30A + 2.90%, 6.543%,
4/25/42 (1) 115,000 116
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA5, Class M1B, CMO, ARM, SOFR30A + 4.50%, 8.143%,
6/25/42 (1) 65,000 67
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA6, Class M1B, CMO, ARM, SOFR30A + 3.70%, 7.343%,
9/25/42 (1) 80,000 82
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.893%, 5/25/44 (1) 1,272,883 1,277
Structured Agency Credit Risk Debt Notes, Series 2024-HQA1,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.893%, 3/25/44 (1) 269,969 270
Structured Agency Credit Risk Debt Notes, Series 2025-DNA1,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.593%, 1/25/45 (1) 79,550 80
Structured Agency Credit Risk Debt Notes, Series 2025-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.10%, 4.743%, 5/25/45 (1) 32,825 33
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.593%, 9/25/45 (1) 38,188 38
Structured Agency Credit Risk Debt Notes, Series 2025-HQA1,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.593%, 2/25/45 (1) 50,700 51
Structured Agency Credit Risk Debt Notes, Series 2026-DNA2,
Class M1, CMO, ARM, SOFR30A + 1.20%, 4.843%, 3/25/46 (1) 379,203 379

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes, Series 2026-HQA1,
Class M1, CMO, ARM, SOFR30A + 1.25%, 4.893%, 5/25/46 (1) 281,038 281
Towd Point Mortgage Trust, Series 2017-3, Class M1, CMO,
ARM, 3.50%, 7/25/57 (1) 940,746 916
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 4.782%, 10/25/59 (1) 83,763 84
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO,
ARM, 4.838%, 6/25/65 (1) 289,846 289
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.838%, 6/25/65 (1) 150,879 149
Towd Point Mortgage Trust, Series 2026-1, Class A1A, CMO,
ARM, 4.132%, 1/25/66 (1) 90,445 89
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.231%, 6/15/39 (1) 295,000 294
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 319,724 256
Verus Securitization Trust, Series 2025-8, Class A1F, CMO,
ARM, SOFR30A + 1.15%, 4.793%, 9/25/70 (1) 323,085 324
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 315,000 315
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $32,229) 31,574
PRIVATE INVESTMENT COMPANIES  8.2%
Blackstone Partners Offshore Fund, Series E1 (5)(7) 54,231 169,956
Total Private Investment Companies (Cost $100,262) 169,956
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  5.1%
U.S. Government Agency Obligations  4.0%
Federal Home Loan Mortgage
2.50%, 4/1/30  50,120 49
3.00%, 12/1/42 - 4/1/47  353,505 317
3.50%, 8/1/42 - 3/1/44  313,833 290
4.00%, 8/1/40 - 9/1/45  243,949 232
4.50%, 6/1/39 - 10/1/41  178,742 176
5.00%, 8/1/35 - 8/1/40  117,604 117
5.50%, 10/1/38  39,964 41
6.00%, 10/1/32 - 8/1/38  29,843 31
6.50%, 9/1/34  6,350 7
7.00%, 4/1/32 - 6/1/32  1,425 2
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.202%, 10/1/36  561 1

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  2,627 3
RFUCCT1Y + 1.911%, 6.219%, 12/1/36  2,089 2
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  2,320 2
RFUCCT1Y + 2.033%, 6.399%, 11/1/36  6,028 6
RFUCCT1Y + 2.069%, 6.318%, 2/1/37  2,097 2
Federal Home Loan Mortgage, CMO, IO
1.50%, 1/25/51  719,799 71
2.00%, 2/25/51  936,957 115
2.50%, 7/25/50  1,971,537 311
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  147,476 131
2.00%, 8/1/36 - 6/1/52  4,725,255 3,760
2.50%, 3/1/42 - 1/1/54  5,457,405 4,525
3.00%, 5/1/31 - 7/1/52  1,109,590 982
3.50%, 6/1/35 - 11/1/50  713,898 650
4.00%, 8/1/37 - 2/1/50  480,283 453
4.50%, 5/1/50 - 10/1/53  1,119,462 1,061
5.00%, 10/1/52 - 4/1/56  3,268,484 3,169
5.50%, 8/1/53 - 10/1/55  3,079,707 3,065
6.00%, 2/1/54 - 8/1/55  3,832,511 3,890
6.50%, 8/1/54 - 9/1/55  701,791 725
Federal National Mortgage Assn.
2.50%, 1/1/61  242,301 191
3.00%, 2/1/44  4,082 4
3.50%, 6/1/42 - 5/1/46  417,645 385
4.00%, 11/1/40  120,705 116
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.866%,
6.366%, 8/1/36  3,639 4
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  252,543 31
2.50%, 5/25/47  1,099,860 135
6.50%, 2/25/32  562 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  640,005 540
2.00%, 9/1/36 - 5/1/52  10,924,820 8,735
2.50%, 8/1/30 - 9/1/52  5,764,567 4,855
3.00%, 1/1/27 - 7/1/52  5,321,310 4,730
3.50%, 2/1/35 - 3/1/53  3,337,925 3,032
4.00%, 11/1/40 - 6/1/53  3,014,813 2,821
4.50%, 7/1/39 - 5/1/50  1,365,025 1,318
5.00%, 3/1/34 - 3/1/56  3,053,722 2,979
5.50%, 12/1/34 - 11/1/55  5,372,126 5,350
6.00%, 3/1/33 - 10/1/55  3,598,898 3,673

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
6.50%, 7/1/32 - 8/1/55  1,470,259 1,519
7.00%, 1/1/31 - 7/1/32  904 —
UMBS, TBA (14)
1.50%, 9/1/41  260,000 230
2.00%, 9/1/41 - 9/1/56  7,095,000 5,862
2.50%, 9/1/41 - 9/1/56  2,100,000 1,729
3.00%, 9/1/56  495,000 422
3.50%, 9/1/56  1,770,000 1,570
4.00%, 9/1/56  2,040,000 1,861
4.50%, 9/1/56  2,035,000 1,910
5.00%, 9/1/56  2,425,000 2,339
5.50%, 9/1/56  1,910,000 1,890
6.00%, 9/1/56  795,000 804
6.50%, 9/1/56  440,000 453
83,674
U.S. Government Obligations  1.1%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  198,349 178
2.00%, 1/20/51 - 3/20/52  1,777,347 1,427
2.50%, 8/20/50 - 12/20/51  2,294,055 1,920
3.00%, 7/15/43 - 6/20/52  2,404,221 2,108
3.50%, 8/20/42 - 7/20/52  1,411,303 1,285
4.00%, 2/20/41 - 10/20/52  1,678,316 1,557
4.50%, 11/20/39 - 5/20/53  1,994,575 1,902
5.00%, 7/20/39 - 4/20/53  1,594,983 1,570
5.50%, 1/20/36 - 9/20/52  782,356 788
6.00%, 4/15/36 - 11/20/52  314,469 321
7.00%, 2/20/27  59 —
7.50%, 6/15/32  2,284 2
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  40,651 36
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  5,741,194 672
2.50%, 6/20/51  2,760,659 371
3.50%, 5/20/43  36,425 5
4.00%, 2/20/43  23,474 4
Government National Mortgage Assn., TBA (14)
2.00%, 9/20/56  1,490,000 1,194
2.50%, 9/20/56  2,365,000 1,976
3.00%, 9/20/56  258,000 224
3.50%, 9/20/56  175,000 153
4.00%, 9/20/55  125,000 113
4.50%, 9/20/56  1,473,000 1,379

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.00%, 9/20/55  1,055,000 1,021
5.50%, 9/20/56  2,155,000 2,139
6.00%, 9/20/56  180,000 182
22,527
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $110,990) 106,201
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  6.0%
U.S. Treasury Obligations  6.0%
U.S. Treasury Bonds, 3.375%, 8/15/42  3,320,000 2,681
U.S. Treasury Bonds, 3.875%, 2/15/43  4,330,000 3,710
U.S. Treasury Bonds, 4.00%, 11/15/42 (15) 4,855,000 4,241
U.S. Treasury Bonds, 4.00%, 11/15/52  1,430,000 1,169
U.S. Treasury Bonds, 4.125%, 8/15/44  915,000 798
U.S. Treasury Bonds, 4.125%, 8/15/53  1,080,000 901
U.S. Treasury Bonds, 4.25%, 2/15/54  5,125,000 4,366
U.S. Treasury Bonds, 4.25%, 8/15/54  5,125,000 4,365
U.S. Treasury Bonds, 4.375%, 8/15/43  1,985,000 1,804
U.S. Treasury Bonds, 4.50%, 2/15/44  11,300,000 10,394
U.S. Treasury Bonds, 4.50%, 11/15/54  8,285,000 7,359
U.S. Treasury Bonds, 4.625%, 11/15/44  3,295,000 3,065
U.S. Treasury Bonds, 4.625%, 5/15/54  2,300,000 2,086
U.S. Treasury Bonds, 4.625%, 2/15/55  4,350,000 3,944
U.S. Treasury Bonds, 4.625%, 11/15/55  4,940,000 4,480
U.S. Treasury Bonds, 4.75%, 11/15/43  2,095,000 1,991
U.S. Treasury Bonds, 4.75%, 5/15/55  2,555,000 2,364
U.S. Treasury Bonds, 4.75%, 8/15/55  2,435,000 2,253
U.S. Treasury Notes, 3.625%, 8/31/29  3,175,000 3,106
U.S. Treasury Notes, 3.75%, 12/31/30  2,845,000 2,764
U.S. Treasury Notes, 3.75%, 8/31/31  6,985,000 6,750
U.S. Treasury Notes, 3.875%, 4/30/30  5,520,000 5,415
U.S. Treasury Notes, 4.00%, 10/31/29  2,550,000 2,519
U.S. Treasury Notes, 4.00%, 3/31/30  1,720,000 1,695
U.S. Treasury Notes, 4.00%, 1/31/31  5,590,000 5,482
U.S. Treasury Notes, 4.125%, 10/31/29 (15) 280,000 278
U.S. Treasury Notes, 4.125%, 7/31/31 (15) 8,955,000 8,806
U.S. Treasury Notes, 4.125%, 10/31/31  640,000 629
U.S. Treasury Notes, 4.25%, 6/30/29  4,680,000 4,661
U.S. Treasury Notes, 4.25%, 1/31/30  3,640,000 3,618
U.S. Treasury Notes, 4.375%, 12/31/29  6,465,000 6,454
U.S. Treasury Notes, 4.375%, 11/30/30  5,360,000 5,339
U.S. Treasury Notes, 4.625%, 4/30/31  2,700,000 2,715

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.625%, 5/31/31  1,615,000 1,624
123,826
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $129,362) 123,826
SHORT-TERM INVESTMENTS  3.2%
Commercial Paper  0.1%
4(2)  0.1%(16)
CRF Sequoia, 4.90%, 1/29/27  1,765 1,765
1,765
Money Market Funds  3.1%
T. Rowe Price Government Reserve Fund, 3.72% (4)(17) 64,883,986 64,884
64,884
Total Short-Term Investments (Cost $66,649) 66,649
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.72% (4)(17) 2,148,123 2,148
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 2,148
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.72% (4)(17) 4,457,400 4,458
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 4,458
Total Securities Lending Collateral (Cost $6,606) 6,606

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest
Rate Swap,1/12/29
Receive Fixed 2.50%
Annually, Pay Variable
3.68% (SOFR)
Annually, 1/8/27 @
2.50%* (5) 2 78,600 4
Morgan Stanley
S&P 500 Index,
Call, 9/18/26 @
$7,675.00 (5) 26 19,984 243
Total Options Purchased (Cost $244) 247
Total Investments in Securities  101.7%
(Cost $1,681,508) $ 2,109,805
Other Assets Less Liabilities (1.7)% (36,019)
Net Assets 100.0% $ 2,073,786
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $128,693 and represents 6.2% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) SEC 30-day yield
(4) Affiliated Companies
(5) Non-income producing
(6) All or a portion of this security is on loan at August 31, 2026.
(7) Level 3 in fair value hierarchy.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,189 and represents 0.3% of net assets.

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) Perpetual security with no stated maturity date.
(13) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(14) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $27,451 and represents 1.3% of net assets.
(15) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $1,765 and represents 0.1% of net assets.
(17) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate
Swap,1/12/29 Receive
Fixed 2.00% Annually, Pay
Variable 3.68% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 78,600 (2)
Morgan Stanley
S&P 500 Index, Put,
9/18/26 @ $6,675.00 62 47,654 (16)
Wells Fargo
iShares iBoxx USD High
Yield Corporate Bond ETF,
Call, 9/18/26 @ $79.00 1,930 15,403 (154)
Wells Fargo
iShares iBoxx USD High
Yield Corporate Bond ETF,
Put, 9/18/26 @ $79.00 1,398 11,157 (23)
Total Options Written (Premiums $(442)) $ (195)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 19,400 674 663 11
Total Bilateral Credit Default Swaps, Protection
Sold 663 11
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.118% (SOFR +
0.48%) at Maturity, 11/9/26 93 — — —
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 32 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 116 — — —
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.118% (SOFR
+ 0.48%) at Maturity, 11/9/26 34 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 31 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 43 — — —
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 233 4 3 1
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.118% (SOFR +
0.48%) at Maturity, 11/9/26 232 7 6 1

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.118% (SOFR +
0.48%) at Maturity, 11/9/26 30 — — —
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 47 — — —
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 42 — — —
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 44 1 1 —
JPMorgan Chase, Receive Underlying
Reference: iShares iBoxx Investment
Grade Bond ETF Monthly, Pay Variable
3.995% (SOFR + 0.35%) Monthly,
1/19/28 1,015 3 — 3
Total Bilateral Total Return Swaps 13 5
Total Bilateral Swaps 676 16
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/31 33,927 792 692 100
Total Centrally Cleared Credit Default Swaps,
Protection Sold 100
Total Centrally Cleared Swaps 100
Net payments (receipts) of variation margin to date (102)
Variation margin receivable (payable) on centrally cleared swaps $ (2)
** Includes interest purchased or sold but not yet collected of $13.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 11/20/26 USD 634 EUR 547 $ (4)
BNP Paribas 11/20/26 USD 807 EUR 698 (6)
HSBC Bank 11/20/26 USD 2,604 EUR 2,246 (13)
JPMorgan Chase 10/23/26 USD 832 CAD 1,162 (8)
Morgan Stanley 11/20/26 USD 449 EUR 388 (3)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (34)

T. ROWE PRICE Spectrum Conservative Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 42 Bloomberg IG (Investment Grade) Credit
contracts 9/26 4,455 $ (79)
Short, 26 Euro BOBL contracts 9/26 (3,422) 36
Short, 19 MSCI EAFE Index contracts 9/26 (3,067) (59)
Short, 14 S&P 500 E-Mini Index contracts 9/26 (5,389) (79)
Short, 14 Euro BOBL contracts 12/26 (1,847) (1)
Long, 35 U.S. Treasury Notes ten year contracts 12/26 3,768 (2)
Long, 134 U.S. Treasury Notes two year contracts 12/26 27,501 (54)
Net payments (receipts) of variation margin to date 261
Variation margin receivable (payable) on open futures contracts $ 23

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 4.59%  $ (51) $ (801) $ 1,627
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.92%  — (1,469) 1,817
T. Rowe Price Inflation Protected Bond Fund - I
Class, (2.31)%  — (331) 91
T. Rowe Price Institutional Emerging Markets
Equity Fund  809 (1,951) —
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.51%  — (112) 627
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.31%  — (872) 1,680
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.37%  — (1,573) 1,322
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, (2.32)%  — (68) 37
T. Rowe Price Real Assets Fund - I Class  — 1,813 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 5.20%  — (720) 240
T. Rowe Price Government Reserve Fund,
3.72% — — 505
T. Rowe Price Treasury Reserve Fund, 3.72% — — —++
Totals $ 758# $ (6,084) $ 7,946+

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Dynamic Global
Bond Fund - I Class, 4.59%  $ 111,357 $ 1,597 $ 4,552 $ 107,601
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.92%  119,493 2,817 — 120,841
T. Rowe Price Inflation
Protected Bond Fund - I Class,
(2.31)%  21,084 591 — 21,344
T. Rowe Price Institutional
Emerging Markets Equity
Fund  76,720 1 1,691 73,079
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.51%  36,079 1,627 — 37,594
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.31%  97,641 2,680 — 99,449
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.37%  148,216 1,295 — 147,938
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, (2.32)%  10,669 37 — 10,638
T. Rowe Price Real Assets
Fund - I Class  53,034 — — 54,847
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 5.20%  21,090 1,634 — 22,004
T. Rowe Price Government
Reserve Fund, 3.72% 61,715  ¤  ¤ 64,884
T. Rowe Price Treasury
Reserve Fund, 3.72% 2,426  ¤  ¤ 6,606
Total $ 766,825^

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7,946 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $721,815.

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Conservative
Allocation Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Conservative Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Spectrum Conservative Allocation Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Spectrum Conservative Allocation Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 341,292 $ — $ 341,292
Bond Funds 567,409 — — 567,409
Common Stocks 556,452 156,604 1,506 714,562
Convertible Preferred Stocks 875 107 4,654 5,636
Corporate Bonds — 108,837 685 109,522
Equity Funds 127,926 — — 127,926
Private Investment
Companies — — 169,956 169,956
Short-Term Investments 64,884 1,765 — 66,649
Securities Lending Collateral 6,606 — — 6,606
Options Purchased — 247 — 247
Total Securities 1,324,152 608,852 176,801 2,109,805
Swaps* — 792 — 792
Futures Contracts* 36 — — 36
Total $ 1,324,188 $ 609,644 $ 176,801 $ 2,110,633
Liabilities
Options Written $ — $ 195 $ — $ 195
Forward Currency Exchange
Contracts — 34 — 34
Futures Contracts* 274 — — 274
Total $ 274 $ 229 $ — $ 503
1
Includes Asset-Backed Securities, Foreign Government Obligations & Municipalities,
Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Spectrum Conservative Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at August 31, 2026, totaled $4,344,000 for the period ended August 31, 2026. During the period, transfers out of Level 3 were because observable market data became available for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/26
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Transfer
Out of
Level 3
Ending
Balance
8/31/26
Investment in
Securities
Common Stocks $ 1,524 $ (18) $ — $ — $ — $ 1,506
Convertible
Preferred Stocks 3,936 618 355 (61) (194) 4,654
Corporate Bonds — — 685 — — 685
Private
Investment
Companies 166,212 3,744 — — — 169,956
Total $ 171,672 $ 4,344 $ 1,040 $ (61) $ (194) $ 176,801

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 1,506 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
25%
- 100%
25% Decrease
Market
comparable
Enterprise
value to sales
multiple
3.0x
- 14.2x
9.7x Increase
Sales growth
rate
10%
- 17%
11% Increase
Enterprise
value to gross
profit multiple
5.1x
- 6.0x
5.8x Increase
Gross profit
growth rate
17% 17% Increase
Price-to-
earnings
multiple
16.8x 16.8x Increase
Price-to-
tangible book
value multiple
1.9x 1.9x Increase
Premium to
public company
multiples
19%
- 26%
22% Increase
Discount to
public company
multiples
40% 40% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 4,654 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
uncertainty
25% 25% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
10%
- 70%
33% Increase
Enterprise
value to sales
multiple
1.8x
- 30.9x
11.9x Increase
Sales growth
rate
10%
- 145%
47% Increase
Enterprise
value to gross
profit multiple
2.6x
- 21.9x
8.9x Increase
Gross profit
growth rate
17%
- 21%
18% Increase
Enterprise
value to
EBITDA
multiple
10.2x
- 10.3x
10.3x Increase
EBITDA growth
rate
2% 2% Increase
Price-to-
earnings
multiple
82.8x 82.8x Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Premium to
public company
multiples
1%
- 50%
28% Increase
Cost of capital 17%
- 25%
20% Decrease
Rate of return 29%
- 35%
32% Decrease
Discount to
public company
multiples
26%
- 40%
28% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 5% 5% Increase
Volatility 53%
- 58%
56% Increase
Corporate
Bonds
$ 685 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
Investment
Companies
$ 169,956 Rollforward of
Investee NAV
Estimated
return
0.53% 0.53% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F101-054Q1 08/26